Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31, 2024 and for
the years ended December 31, 2024 and 2023 and
Report of Independent Registered Public Accounting
Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lincoln Benefit Life Company and Contract
Owners of Lincoln Benefit Life Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Annuity Account (the Separate Account), as of December 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2020.

Chicago, IL
April 1, 2025

Appendix

Appendix

Subaccounts comprising Lincoln Benefit Life Variable Annuity Account

Subaccounts	Statement of operations	Statements of changes in net assets
Alger Capital Appreciation Portfolio - Class I-2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Capital Appreciation Portfolio - Class S	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Growth & Income Portfolio - Class I-2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Large Cap Growth Portfolio - Class I-2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Mid Cap Growth Portfolio - Class I-2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Alger Small Cap Growth Portfolio - Class I-2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Allspring VT Discovery SMID Cap Growth Fund - Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Allspring VT Opportunity Fund - Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Core Equity VIP - Class A	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS CROCI® International VIP - Class A	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Equity 500 Index VIP - Class B	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Global Income Builder VIP - Class A	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Global Small Cap VIP - Class A	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Small Cap Index VIP - Class B	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Federated Hermes Fund for U.S. Government Securities II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Federated Hermes High Income Bond Fund II - Primary Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Federated Hermes Managed Volatility Fund II - Primary Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Asset Manager Portfolio - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Asset Manager Portfolio - Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Government Money Market Portfolio - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Government Money Market Portfolio - Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Portfolio - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
Fidelity® VIP Growth Portfolio - Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Index 500 Portfolio - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Index 500 Portfolio - Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Overseas Portfolio - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Overseas Portfolio - Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT International Equity Insights Fund -Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund -Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Fund - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Franchise Fund - Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Franchise Fund - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Value Fund - Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Value Fund - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Core Equity Fund - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Global Fund - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Government Securities Fund - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Growth and Income Fund - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. High Yield Fund - Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Main Street Mid Cap Fund® - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund® - Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Balanced Portfolio - Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Balanced Portfolio - Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Enterprise Portfolio - Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
Janus Henderson VIT Forty Portfolio - Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Forty Portfolio - Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Global Research Portfolio - Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Global Research Portfolio - Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Overseas Portfolio - Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Research Portfolio - Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lazard Retirement Series Emerging Markets Equity Portfolio - Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lazard Retirement Series International Equity Portfolio -Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Small Cap Core Fund - Standard Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Growth Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Investors Trust Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Investors Trust Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT New Discovery Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT New Discovery Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Research Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Utilities Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Value Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT II High Yield Portfolio - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Morgan Stanley VIF Discovery Portfolio - Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
Morgan Stanley VIF Growth Portfolio - Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Morgan Stanley VIF Growth Portfolio - Class II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II	For the period January 1, 2024, through December 6, 2024	For the year ended December 31, 2023, and the period January 1, 2024, through December 6, 2024 (ceased operations)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO VIT Real Return Portfolio - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO VIT Total Return Portfolio - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT High Yield Fund - Class IB	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT International Value Fund - Class IB	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Rydex VT Guggenheim Long Short Equity Fund	For the period January 1, 2024, through August 16, 2024	For the year ended December 31, 2023, and the period January 1, 2024, through August 16, 2024 (ceased operations)
Rydex VT NASDAQ-100® Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price All-Cap Opportunities Portfolio	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio - Class II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Equity Income Portfolio	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Equity Income Portfolio - Class II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price International Stock Portfolio	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Mid-Cap Growth Portfolio	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
VanEck VIP Emerging Markets Fund - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
VanEck VIP Global Resources Fund - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Mid Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I-2	Class S	Class I-2	Class I-2	Class I-2
ASSETS
Investments, at fair value	$10,342,707	$2,597,379	$4,516,021	$7,959,634	$8,639,110
Total assets	$10,342,707	$2,597,379	$4,516,021	$7,959,634	$8,639,110
NET ASSETS
Accumulation units	$10,265,653	$2,597,379	$4,488,935	$7,820,884	$8,481,547
Contracts in payout (annuitization) period	77,054	—	27,086	138,750	157,563
Total net assets	$10,342,707	$2,597,379	$4,516,021	$7,959,634	$8,639,110
FUND SHARE INFORMATION
Number of shares	89,261	25,284	135,576	89,244	423,486
Cost of investments	$6,472,506	$1,773,619	$2,342,039	$5,444,059	$8,072,969
UNIT VALUE (1)
Lowest	$53.54	$73.42	$31.77	$15.13	$12.42
Highest	$145.43	$97.79	$64.69	$69.86	$63.96

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Mid Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I-2	Class S	Class I-2	Class I-2	Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$26,417	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(129,644)	(35,778)	(61,990)	(102,643)	(124,298)
Administrative expense	(10,365)	(2,560)	(4,703)	(7,858)	(9,188)
Net investment income (loss)	(140,009)	(38,338)	(40,276)	(110,501)	(133,486)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,587,756	833,953	622,881	1,573,171	1,342,533
Cost of investments sold	1,186,631	686,957	348,197	1,270,638	1,338,834
Realized gains (losses) on fund shares	401,125	146,996	274,684	302,533	3,699
Realized gain distributions	—	—	15,253	—	—
Net realized gains (losses)	401,125	146,996	289,937	302,533	3,699
Change in unrealized gains (losses)	3,209,078	845,335	580,945	2,346,341	1,634,853
Net realized and change in unrealized gains
(losses) on investments	3,610,203	992,331	870,882	2,648,874	1,638,552
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,470,194	$953,993	$830,606	$2,538,373	$1,505,066
(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

		Allspring VT
	Alger	Discovery
	Small Cap	SMID	Allspring VT		DWS
	Growth	Cap Growth	Opportunity	DWS	CROCI®
	Portfolio -	Fund -	Fund -	Core Equity VIP -	International VIP -
	Class I-2	Class 2	Class 2	Class A	Class A
ASSETS
Investments, at fair value	$2,468,250	$2,083,933	$3,229,037	$1,053,473	$399,447
Total assets	$2,468,250	$2,083,933	$3,229,037	$1,053,473	$399,447
NET ASSETS
Accumulation units	$2,393,187	$2,042,330	$3,222,990	$1,053,473	$386,999
Contracts in payout (annuitization) period	75,063	41,603	6,047	—	12,448
Total net assets	$2,468,250	$2,083,933	$3,229,037	$1,053,473	$399,447
FUND SHARE INFORMATION
Number of shares	138,588	86,220	120,217	76,616	53,979
Cost of investments	$3,300,591	$2,147,905	$2,833,577	$863,304	$431,405
UNIT VALUE (1)
Lowest	$20.21	$49.58	$44.86	$39.00	$8.56
Highest	$36.82	$55.26	$50.00	$49.47	$13.75

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		Allspring VT
	Alger	Discovery
	Small Cap	SMID	Allspring VT		DWS
	Growth	Cap Growth	Opportunity	DWS	CROCI®
	Portfolio -	Fund -	Fund -	Core Equity VIP -	International VIP -
	Class I-2	Class 2	Class 2	Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$9,406	$—	$1,604	$8,939	$13,288
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(35,942)	(30,980)	(48,099)	(15,263)	(5,909)
Administrative expense	(2,899)	(2,157)	(3,319)	(1,077)	(406)
Net investment income (loss)	(29,435)	(33,137)	(49,814)	(7,401)	6,973
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	406,459	358,975	491,208	206,780	39,124
Cost of investments sold	560,853	386,835	438,093	174,730	41,409
Realized gains (losses) on fund shares	(154,394)	(27,860)	53,115	32,050	(2,285)
Realized gain distributions	—	—	335,648	56,461	—
Net realized gains (losses)	(154,394)	(27,860)	388,763	88,511	(2,285)
Change in unrealized gains (losses)	347,812	385,720	69,080	98,884	(1,464)
Net realized and change in unrealized gains
(losses) on investments	193,418	357,860	457,843	187,395	(3,749)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$163,983	$324,723	$408,029	$179,994	$3,224
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

					Federated
	DWS	DWS	DWS	DWS	Hermes
	Equity	Global Income	Global	Small	Fund for
	500 Index VIP -	Builder VIP -	Small Cap VIP -	Cap Index VIP -	U.S. Government
	Class B	Class A	Class A	Class B	Securities II
ASSETS
Investments, at fair value	$1,554,723	$1,422,992	$1,525,056	$168,752	$2,735,787
Total assets	$1,554,723	$1,422,992	$1,525,056	$168,752	$2,735,787
NET ASSETS
Accumulation units	$1,540,585	$1,393,991	$1,506,992	$163,234	$2,682,061
Contracts in payout (annuitization) period	14,138	29,001	18,064	5,518	53,726
Total net assets	$1,554,723	$1,422,992	$1,525,056	$168,752	$2,735,787
FUND SHARE INFORMATION
Number of shares	49,959	60,169	146,359	11,622	301,630
Cost of investments	$993,655	$1,357,051	$1,721,971	$159,253	$3,211,395
UNIT VALUE (1)
Lowest	$54.17	$20.33	$21.18	$41.15	$12.97
Highest	$64.57	$22.66	$43.74	$49.05	$18.20

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

					Federated
	DWS	DWS	DWS	DWS	Hermes
	Equity	Global Income	Global	Small	Fund for
	500 Index VIP -	Builder VIP -	Small Cap VIP -	Cap Index VIP -	U.S. Government
	Class B	Class A	Class A	Class B	Securities II
NET INVESTMENT INCOME (LOSS)
Dividends	$13,693	$54,516	$22,159	$1,626	$105,039
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(22,475)	(22,045)	(23,680)	(2,613)	(40,088)
Administrative expense	(1,551)	(1,868)	(1,615)	(178)	(3,250)
Net investment income (loss)	(10,333)	30,603	(3,136)	(1,165)	61,701
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	219,295	470,769	239,386	37,869	606,762
Cost of investments sold	144,737	455,788	270,858	38,336	716,692
Realized gains (losses) on fund shares	74,558	14,981	(31,472)	(467)	(109,930)
Realized gain distributions	92,753	—	66,967	5,035	—
Net realized gains (losses)	167,311	14,981	35,495	4,568	(109,930)
Change in unrealized gains (losses)	147,851	73,054	34,464	11,267	22,250
Net realized and change in unrealized gains
(losses) on investments	315,162	88,035	69,959	15,835	(87,680)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$304,829	$118,638	$66,823	$14,670	$(25,979)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

		Federated
	Federated	Hermes
	Hermes	Managed	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Volatility	Asset Manager	Asset Manager	Contrafund℠
	Bond Fund II -	Fund II -	Portfolio -	Portfolio -	Portfolio -
	Primary Shares	Primary Shares	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$2,501,463	$1,003,888	$2,955,903	$780,663	$30,928,524
Total assets	$2,501,463	$1,003,888	$2,955,903	$780,663	$30,928,524
NET ASSETS
Accumulation units	$2,428,958	$989,296	$2,919,983	$779,780	$30,528,548
Contracts in payout (annuitization) period	72,505	14,592	35,920	883	399,976
Total net assets	$2,501,463	$1,003,888	$2,955,903	$780,663	$30,928,524
FUND SHARE INFORMATION
Number of shares	440,398	98,517	179,690	49,098	533,803
Cost of investments	$2,698,417	$948,499	$2,763,312	$726,319	$19,414,746
UNIT VALUE (1)
Lowest	$25.94	$19.07	$21.41	$17.55	$60.33
Highest	$40.70	$37.14	$40.81	$23.37	$139.73

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		Federated
	Federated	Hermes
	Hermes	Managed	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Volatility	Asset Manager	Asset Manager	Contrafund℠
	Bond Fund II -	Fund II -	Portfolio -	Portfolio -	Portfolio -
	Primary Shares	Primary Shares	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$157,124	$22,981	$71,916	$18,761	$55,835
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(38,066)	(13,351)	(39,216)	(13,943)	(423,508)
Administrative expense	(3,026)	(1,156)	(3,797)	(941)	(34,379)
Net investment income (loss)	116,032	8,474	28,903	3,877	(402,052)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	634,427	184,860	239,616	336,897	5,294,857
Cost of investments sold	701,974	187,384	220,730	307,203	3,097,012
Realized gains (losses) on fund shares	(67,547)	(2,524)	18,886	29,694	2,197,845
Realized gain distributions	—	—	18,945	6,180	3,524,159
Net realized gains (losses)	(67,547)	(2,524)	37,831	35,874	5,722,004
Change in unrealized gains (losses)	76,546	126,032	131,737	24,771	2,881,647
Net realized and change in unrealized gains
(losses) on investments	8,999	123,508	169,568	60,645	8,603,651
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$125,031	$131,982	$198,471	$64,522	$8,201,599
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

				Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Government	Government
	Contrafund℠	Equity-Income	Equity-Income	Money Market	Money Market
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$8,741,591	$9,984,931	$4,354,717	$15,978,753	$7,846,640
Total assets	$8,741,591	$9,984,931	$4,354,717	$15,978,753	$7,846,640
NET ASSETS
Accumulation units	$8,682,842	$9,647,680	$4,342,996	$15,553,796	$7,824,836
Contracts in payout (annuitization) period	58,749	337,251	11,721	424,957	21,804
Total net assets	$8,741,591	$9,984,931	$4,354,717	$15,978,753	$7,846,640
FUND SHARE INFORMATION
Number of shares	157,506	375,515	170,773	15,978,753	7,846,640
Cost of investments	$5,711,760	$8,618,807	$3,791,486	$15,978,752	$7,846,641
UNIT VALUE (1)
Lowest	$52.05	$36.43	$26.13	$9.35	$7.68
Highest	$69.33	$87.42	$35.58	$14.12	$10.23

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

				Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Government	Government
	Contrafund℠	Equity-Income	Equity-Income	Money Market	Money Market
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,982	$188,245	$69,610	$795,066	$270,484
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(126,722)	(146,228)	(67,899)	(234,747)	(84,558)
Administrative expense	(8,856)	(14,057)	(4,597)	(16,764)	(5,776)
Net investment income (loss)	(132,596)	27,960	(2,886)	543,555	180,150
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,714,627	2,322,302	841,173	4,424,511	1,671,156
Cost of investments sold	1,001,586	1,919,604	696,669	4,424,511	1,671,156
Realized gains (losses) on fund shares	713,041	402,698	144,504	—	—
Realized gain distributions	1,023,004	617,680	263,355	—	—
Net realized gains (losses)	1,736,045	1,020,378	407,859	—	—
Change in unrealized gains (losses)	754,344	382,428	169,314	—	—
Net realized and change in unrealized gains
(losses) on investments	2,490,389	1,402,806	577,173	—	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,357,793	$1,430,766	$574,287	$543,555	$180,150
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Growth	Growth	Index 500	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$21,831,692	$5,887,193	$24,054,602	$10,310,209	$3,519,602
Total assets	$21,831,692	$5,887,193	$24,054,602	$10,310,209	$3,519,602
NET ASSETS
Accumulation units	$21,527,903	$5,870,053	$23,754,952	$10,301,083	$3,494,700
Contracts in payout (annuitization) period	303,789	17,140	299,650	9,126	24,902
Total net assets	$21,831,692	$5,887,193	$24,054,602	$10,310,209	$3,519,602
FUND SHARE INFORMATION
Number of shares	225,208	63,481	42,237	18,371	331,413
Cost of investments	$16,684,540	$4,508,880	$9,235,811	$3,756,742	$4,048,727
UNIT VALUE (1)
Lowest	$42.25	$52.36	$40.29	$41.05	$10.69
Highest	$162.15	$90.13	$62.64	$54.68	$16.34

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Growth	Growth	Index 500	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$184	$—	$295,851	$107,326	$122,556
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(301,882)	(83,477)	(331,062)	(149,781)	(56,151)
Administrative expense	(25,159)	(5,798)	(25,845)	(10,367)	(3,853)
Net investment income (loss)	(326,857)	(89,275)	(61,056)	(52,822)	62,552
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,501,131	822,194	3,709,512	1,991,063	980,477
Cost of investments sold	2,152,135	508,386	1,507,174	746,905	1,109,111
Realized gains (losses) on fund shares	1,348,996	313,808	2,202,338	1,244,158	(128,634)
Realized gain distributions	4,616,113	1,273,958	13,902	6,160	—
Net realized gains (losses)	5,965,109	1,587,766	2,216,240	1,250,318	(128,634)
Change in unrealized gains (losses)	(326,180)	(100,062)	2,679,813	903,381	67,228
Net realized and change in unrealized gains
(losses) on investments	5,638,929	1,487,704	4,896,053	2,153,699	(61,406)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,312,072	$1,398,429	$4,834,997	$2,100,877	$1,146
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Goldman Sachs		Goldman Sachs
			VIT International	Goldman Sachs	VIT Small Cap
	Fidelity® VIP	Fidelity® VIP	Equity Insights	VIT Mid	Equity Insights
	Overseas	Overseas	Fund -	Cap Value Fund -	Fund -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Initial Class	Service Class 2	Class	Class	Class
ASSETS
Investments, at fair value	$3,203,535	$3,819,332	$237,807	$857,422	$318,856
Total assets	$3,203,535	$3,819,332	$237,807	$857,422	$318,856
NET ASSETS
Accumulation units	$3,117,444	$3,809,732	$237,807	$857,422	$271,031
Contracts in payout (annuitization) period	86,091	9,600	—	—	47,825
Total net assets	$3,203,535	$3,819,332	$237,807	$857,422	$318,856
FUND SHARE INFORMATION
Number of shares	125,777	151,862	27,054	50,825	23,724
Cost of investments	$2,624,397	$3,106,514	$238,227	$820,322	$292,076
UNIT VALUE (1)
Lowest	$16.48	$17.47	$15.28	$16.11	$53.21
Highest	$34.50	$25.71	$16.07	$18.38	$55.96

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Goldman Sachs		Goldman Sachs
			VIT International	Goldman Sachs	VIT Small Cap
	Fidelity® VIP	Fidelity® VIP	Equity Insights	VIT Mid	Equity Insights
	Overseas	Overseas	Fund -	Cap Value Fund -	Fund -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Initial Class	Service Class 2	Class	Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$55,644	$54,841	$7,458	$8,744	$2,997
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(51,389)	(59,644)	(4,161)	(13,598)	(4,099)
Administrative expense	(4,013)	(4,116)	(315)	(941)	(306)
Net investment income (loss)	242	(8,919)	2,982	(5,795)	(1,408)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	801,350	711,731	88,294	277,858	19,074
Cost of investments sold	592,245	517,580	79,939	256,550	17,154
Realized gains (losses) on fund shares	209,105	194,151	8,355	21,308	1,920
Realized gain distributions	151,472	177,382	8,677	49,993	24,777
Net realized gains (losses)	360,577	371,533	17,032	71,301	26,697
Change in unrealized gains (losses)	(216,126)	(209,600)	(2,917)	35,357	22,855
Net realized and change in unrealized gains
(losses) on investments	144,451	161,933	14,115	106,658	49,552
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$144,693	$153,014	$17,097	$100,863	$48,144
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	American	American	Invesco V.I.	Invesco V.I.
	Growth	Franchise	Franchise	American Value	American Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$556,215	$310,666	$532,594	$10,366,266	$1,093,586
Total assets	$556,215	$310,666	$532,594	$10,366,266	$1,093,586
NET ASSETS
Accumulation units	$537,550	$310,666	$532,594	$10,301,654	$1,093,586
Contracts in payout (annuitization) period	18,665	—	—	64,612	—
Total net assets	$556,215	$310,666	$532,594	$10,366,266	$1,093,586
FUND SHARE INFORMATION
Number of shares	283,783	3,906	7,438	586,991	63,104
Cost of investments	$573,201	$196,444	$371,259	$9,029,587	$1,040,611
UNIT VALUE (1)
Lowest	$21.29	$37.22	$34.62	$44.53	$13.97
Highest	$26.46	$43.11	$46.11	$64.88	$14.69

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	American	American	Invesco V.I.	Invesco V.I.
	Growth	Franchise	Franchise	American Value	American Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$2,094	$—	$—	$97,860	$8,323
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(8,662)	(5,470)	(7,819)	(146,935)	(16,542)
Administrative expense	(710)	(333)	(518)	(10,521)	(1,142)
Net investment income (loss)	(7,278)	(5,803)	(8,337)	(59,596)	(9,361)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	116,362	94,164	109,232	2,186,558	361,996
Cost of investments sold	109,795	63,718	84,000	2,070,088	374,094
Realized gains (losses) on fund shares	6,567	30,446	25,232	116,470	(12,098)
Realized gain distributions	37,247	—	—	226,885	24,955
Net realized gains (losses)	43,814	30,446	25,232	343,355	12,857
Change in unrealized gains (losses)	(56,377)	69,094	121,602	2,259,087	280,860
Net realized and change in unrealized gains
(losses) on investments	(12,563)	99,540	146,834	2,602,442	293,717
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(19,841)	$93,737	$138,497	$2,542,846	$284,356
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

		Invesco V.I.			Invesco V.I.
		Discovery Mid	Invesco V.I.	Invesco V.I.	Growth
	Invesco V.I.	Cap Growth	Global	Government	and Income
	Core Equity Fund -	Fund -	Fund -	Securities Fund -	Fund -
	Series II	Series II	Series II	Series II	Series II
ASSETS
Investments, at fair value	$894,902	$2,818,855	$2,189,606	$681,418	$8,270,734
Total assets	$894,902	$2,818,855	$2,189,606	$681,418	$8,270,734
NET ASSETS
Accumulation units	$894,902	$2,805,019	$2,186,085	$667,712	$8,150,080
Contracts in payout (annuitization) period	—	13,836	3,521	13,706	120,654
Total net assets	$894,902	$2,818,855	$2,189,606	$681,418	$8,270,734
FUND SHARE INFORMATION
Number of shares	26,802	42,116	56,638	67,201	408,230
Cost of investments	$767,608	$2,700,821	$1,937,829	$763,310	$7,700,847
UNIT VALUE (1)
Lowest	$26.01	$15.30	$31.86	$8.47	$29.11
Highest	$33.60	$41.15	$42.44	$11.28	$41.47

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

		Invesco V.I.			Invesco V.I.
		Discovery Mid	Invesco V.I.	Invesco V.I.	Growth
	Invesco V.I.	Cap Growth	Global	Government	and Income
	Core Equity Fund -	Fund -	Fund -	Securities Fund -	Fund -
	Series II	Series II	Series II	Series II	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$4,326	$—	$—	$16,438	$102,235
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(13,630)	(46,491)	(34,102)	(11,190)	(124,434)
Administrative expense	(925)	(3,357)	(2,339)	(772)	(8,694)
Net investment income (loss)	(10,229)	(49,848)	(36,441)	4,476	(30,893)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	200,715	1,212,240	448,159	305,828	1,471,656
Cost of investments sold	170,027	1,165,623	390,533	342,968	1,339,115
Realized gains (losses) on fund shares	30,688	46,617	57,626	(37,140)	132,541
Realized gain distributions	74,869	—	136,670	—	525,686
Net realized gains (losses)	105,557	46,617	194,296	(37,140)	658,227
Change in unrealized gains (losses)	97,094	718,066	146,013	32,083	489,808
Net realized and change in unrealized gains
(losses) on investments	202,651	764,683	340,309	(5,057)	1,148,035
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$192,422	$714,835	$303,868	$(581)	$1,117,142
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

			Invesco V.I.	Janus Henderson	Janus Henderson
		Invesco V.I.	Main Street	VIT Balanced	VIT Balanced
	Invesco V.I.	Main Street	Small Cap	Portfolio -	Portfolio -
	High Yield Fund -	Mid Cap Fund® -	Fund® -	Institutional	Service
	Series I	Series II	Series II	Shares	Shares
ASSETS
Investments, at fair value	$368,481	$1,992,757	$9,722,171	$14,963,777	$1,895,677
Total assets	$368,481	$1,992,757	$9,722,171	$14,963,777	$1,895,677
NET ASSETS
Accumulation units	$362,316	$1,992,757	$9,624,056	$14,686,120	$1,895,677
Contracts in payout (annuitization) period	6,165	—	98,115	277,657	—
Total net assets	$368,481	$1,992,757	$9,722,171	$14,963,777	$1,895,677
FUND SHARE INFORMATION
Number of shares	77,250	186,413	341,249	292,147	34,853
Cost of investments	$399,893	$1,957,406	$7,394,286	$9,246,352	$1,157,179
UNIT VALUE (1)
Lowest	$19.36	$24.99	$34.96	$36.13	$30.31
Highest	$23.39	$33.29	$58.79	$108.07	$40.37

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

			Invesco V.I.	Janus Henderson	Janus Henderson
		Invesco V.I.	Main Street	VIT Balanced	VIT Balanced
	Invesco V.I.	Main Street	Small Cap	Portfolio -	Portfolio -
	High Yield Fund -	Mid Cap Fund® -	Fund® -	Institutional	Service
	Series I	Series II	Series II	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$20,612	$2,533	$—	$320,025	$33,266
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(5,070)	(30,804)	(151,825)	(214,802)	(28,009)
Administrative expense	(367)	(2,104)	(10,361)	(17,672)	(1,944)
Net investment income (loss)	15,175	(30,375)	(162,186)	87,551	3,313
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	35,298	491,281	2,016,076	3,399,446	315,800
Cost of investments sold	38,419	501,923	1,547,274	2,099,868	194,635
Realized gains (losses) on fund shares	(3,121)	(10,642)	468,802	1,299,578	121,165
Realized gain distributions	—	50,720	364,683	—	—
Net realized gains (losses)	(3,121)	40,078	833,485	1,299,578	121,165
Change in unrealized gains (losses)	9,706	284,383	361,443	656,450	118,741
Net realized and change in unrealized gains
(losses) on investments	6,585	324,461	1,194,928	1,956,028	239,906
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$21,760	$294,086	$1,032,742	$2,043,579	$243,219

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

					Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	VIT Global
	VIT Enterprise	VIT Flexible Bond	VIT Forty	VIT Forty	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$14,327,893	$3,171,420	$1,874,446	$1,764,994	$9,000,081
Total assets	$14,327,893	$3,171,420	$1,874,446	$1,764,994	$9,000,081
NET ASSETS
Accumulation units	$14,078,137	$3,148,545	$1,850,625	$1,764,994	$8,849,566
Contracts in payout (annuitization) period	249,756	22,875	23,821	—	150,515
Total net assets	$14,327,893	$3,171,420	$1,874,446	$1,764,994	$9,000,081
FUND SHARE INFORMATION
Number of shares	170,205	325,274	32,667	34,567	123,968
Cost of investments	$10,118,631	$3,722,145	$1,245,802	$1,290,527	$5,103,825
UNIT VALUE (1)
Lowest	$27.21	$18.65	$76.61	$65.25	$18.82
Highest	$153.66	$31.13	$90.57	$86.91	$80.77

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

					Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	VIT Global
	VIT Enterprise	VIT Flexible Bond	VIT Forty	VIT Forty	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$111,442	$160,244	$1,951	$186	$69,661
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(197,880)	(45,307)	(27,144)	(26,810)	(125,811)
Administrative expense	(17,683)	(3,585)	(1,819)	(1,838)	(11,456)
Net investment income (loss)	(104,121)	111,352	(27,012)	(28,462)	(67,606)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,781,279	767,446	261,404	517,620	1,855,665
Cost of investments sold	2,004,990	886,682	182,964	390,773	1,081,869
Realized gains (losses) on fund shares	776,289	(119,236)	78,440	126,847	773,796
Realized gain distributions	604,656	—	101,825	112,721	299,608
Net realized gains (losses)	1,380,945	(119,236)	180,265	239,568	1,073,404
Change in unrealized gains (losses)	690,206	22,567	267,467	216,199	826,905
Net realized and change in unrealized gains
(losses) on investments	2,071,151	(96,669)	447,732	455,767	1,900,309
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,967,030	$14,683	$420,720	$427,305	$1,832,703
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Janus Henderson	Janus Henderson			Lazard
	VIT Global	VIT Mid	Janus Henderson	Janus Henderson	Retirement
	Research	Cap Value	VIT Overseas	VIT Research	Series Emerging
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Markets Equity
	Service	Service	Service	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Service Shares
ASSETS
Investments, at fair value	$377,643	$2,243,050	$1,516,138	$12,157,984	$539,713
Total assets	$377,643	$2,243,050	$1,516,138	$12,157,984	$539,713
NET ASSETS
Accumulation units	$377,643	$2,218,406	$1,516,138	$11,717,838	$509,519
Contracts in payout (annuitization) period	—	24,644	—	440,146	30,194
Total net assets	$377,643	$2,243,050	$1,516,138	$12,157,984	$539,713
FUND SHARE INFORMATION
Number of shares	5,397	126,869	36,297	204,680	24,929
Cost of investments	$207,629	$1,944,511	$1,339,269	$6,638,075	$476,895
UNIT VALUE (1)
Lowest	$25.13	$28.86	$12.32	$33.27	$40.01
Highest	$33.28	$38.45	$20.33	$125.82	$48.35

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Janus Henderson	Janus Henderson			Lazard
	VIT Global	VIT Mid	Janus Henderson	Janus Henderson	Retirement
	Research	Cap Value	VIT Overseas	VIT Research	Series Emerging
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Markets Equity
	Service	Service	Service	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$2,151	$19,763	$20,711	$3,515	$23,151
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(4,932)	(35,237)	(21,882)	(153,704)	(9,629)
Administrative expense	(364)	(2,458)	(1,659)	(14,568)	(684)
Net investment income (loss)	(3,145)	(17,932)	(2,830)	(164,757)	12,838
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	40,324	549,643	169,506	2,046,737	244,894
Cost of investments sold	22,653	472,413	145,491	1,238,819	215,590
Realized gains (losses) on fund shares	17,671	77,230	24,015	807,918	29,304
Realized gain distributions	11,741	130,565	—	334,293	—
Net realized gains (losses)	29,412	207,795	24,015	1,142,211	29,304
Change in unrealized gains (losses)	43,593	75,300	42,001	2,331,201	466
Net realized and change in unrealized gains
(losses) on investments	73,005	283,095	66,016	3,473,412	29,770
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$69,860	$265,163	$63,186	$3,308,655	$42,608
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Lazard	Legg Mason	Legg Mason
	Retirement	Partners	Partners Western
	Series	Clearbridge	Asset Variable	LVIP JPMorgan	MFS® VIT
	International	Variable Large	Global High Yield	Small Cap	Growth
	Equity Portfolio -	Cap Value	Bond Portfolio -	Core Fund -	Series -
	Service Class	Portfolio - Class I	Class II	Standard Class	Initial Class
ASSETS
Investments, at fair value	$64,293	$4,047,294	$2,543,377	$375,846	$2,997,952
Total assets	$64,293	$4,047,294	$2,543,377	$375,846	$2,997,952
NET ASSETS
Accumulation units	$64,293	$3,991,068	$2,542,480	$375,846	$2,942,864
Contracts in payout (annuitization) period	—	56,226	897	—	55,088
Total net assets	$64,293	$4,047,294	$2,543,377	$375,846	$2,997,952
FUND SHARE INFORMATION
Number of shares	6,906	207,554	404,352	17,325	40,894
Cost of investments	$71,193	$4,073,840	$3,008,633	$324,535	$2,021,272
UNIT VALUE (1)
Lowest	$16.07	$22.05	$15.25	$44.38	$34.68
Highest	$16.91	$40.54	$20.31	$46.67	$79.00

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Lazard	Legg Mason	Legg Mason
	Retirement	Partners	Partners Western
	Series	Clearbridge	Asset Variable	LVIP JPMorgan	MFS® VIT
	International	Variable Large	Global High Yield	Small Cap	Growth
	Equity Portfolio -	Cap Value	Bond Portfolio -	Core Fund -	Series -
	Service Class	Portfolio - Class I	Class II	Standard Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$3,915	$51,272	$151,297	$3,100	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(1,706)	(60,365)	(38,976)	(6,371)	(42,169)
Administrative expense	(128)	(4,340)	(2,715)	(466)	(2,943)
Net investment income (loss)	2,081	(13,433)	109,606	(3,737)	(45,112)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	75,132	695,985	680,515	238,313	716,629
Cost of investments sold	80,327	628,695	801,245	209,657	509,609
Realized gains (losses) on fund shares	(5,195)	67,290	(120,730)	28,656	207,020
Realized gain distributions	317	612,032	—	5,747	220,545
Net realized gains (losses)	(4,878)	679,322	(120,730)	34,403	427,565
Change in unrealized gains (losses)	10,727	(396,299)	141,778	12,293	372,297
Net realized and change in unrealized gains
(losses) on investments	5,849	283,023	21,048	46,696	799,862
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,930	$269,590	$130,654	$42,959	$754,750
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$1,643,373	$394,342	$3,930,014	$1,126,377	$988,121
Total assets	$1,643,373	$394,342	$3,930,014	$1,126,377	$988,121
NET ASSETS
Accumulation units	$1,639,449	$394,342	$3,912,771	$1,087,322	$954,315
Contracts in payout (annuitization) period	3,924	—	17,243	39,055	33,806
Total net assets	$1,643,373	$394,342	$3,930,014	$1,126,377	$988,121
FUND SHARE INFORMATION
Number of shares	41,353	10,140	284,577	104,779	27,764
Cost of investments	$1,198,387	$278,139	$4,715,956	$1,476,970	$747,785
UNIT VALUE (1)
Lowest	$35.65	$36.30	$30.53	$30.71	$33.06
Highest	$48.07	$48.35	$73.14	$42.02	$54.23

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$11,413	$1,759	$—	$—	$5,732
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(23,488)	(6,042)	(61,295)	(18,056)	(13,764)
Administrative expense	(1,633)	(413)	(4,221)	(1,243)	(954)
Net investment income (loss)	(13,708)	(4,696)	(65,516)	(19,299)	(8,986)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	151,752	79,017	921,159	267,172	74,668
Cost of investments sold	108,931	51,276	1,119,136	360,816	58,121
Realized gains (losses) on fund shares	42,821	27,741	(197,977)	(93,644)	16,547
Realized gain distributions	116,127	27,449	—	—	55,107
Net realized gains (losses)	158,948	55,190	(197,977)	(93,644)	71,654
Change in unrealized gains (losses)	114,479	15,687	479,114	169,051	84,773
Net realized and change in unrealized gains
(losses) on investments	273,427	70,877	281,137	75,407	156,427
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$259,719	$66,181	$215,621	$56,108	$147,441
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT II
	Total Return	Total Return	Utilities	Value	High Yield
	Series -	Series -	Series -	Series -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
ASSETS
Investments, at fair value	$4,053,349	$1,469,292	$696,335	$835,741	$832,056
Total assets	$4,053,349	$1,469,292	$696,335	$835,741	$832,056
NET ASSETS
Accumulation units	$4,026,230	$1,455,715	$678,389	$835,741	$817,305
Contracts in payout (annuitization) period	27,119	13,577	17,946	—	14,751
Total net assets	$4,053,349	$1,469,292	$696,335	$835,741	$832,056
FUND SHARE INFORMATION
Number of shares	174,188	64,898	20,836	39,778	168,092
Cost of investments	$3,829,603	$1,401,482	$597,031	$712,965	$938,524
UNIT VALUE (1)
Lowest	$29.66	$19.45	$39.32	$31.09	$15.75
Highest	$37.39	$25.91	$57.85	$41.41	$20.98

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT II
	Total Return	Total Return	Utilities	Value	High Yield
	Series -	Series -	Series -	Series -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$104,046	$36,087	$14,192	$13,376	$52,670
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(61,386)	(23,328)	(9,760)	(13,058)	(14,632)
Administrative expense	(4,192)	(1,596)	(684)	(948)	(975)
Net investment income (loss)	38,468	11,163	3,748	(630)	37,063
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	768,849	298,204	45,383	295,018	415,446
Cost of investments sold	708,142	277,123	40,434	239,662	462,732
Realized gains (losses) on fund shares	60,707	21,081	4,949	55,356	(47,286)
Realized gain distributions	201,424	77,406	19,760	71,057	—
Net realized gains (losses)	262,131	98,487	24,709	126,413	(47,286)
Change in unrealized gains (losses)	(53,137)	(18,213)	32,358	(36,227)	54,814
Net realized and change in unrealized gains
(losses) on investments	208,994	80,274	57,067	90,186	7,528
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$247,462	$91,437	$60,815	$89,556	$44,591

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	MFS® VIT II				Morgan Stanley
	Massachusetts	Morgan Stanley	Morgan Stanley	Morgan Stanley	VIF U.S.
	Investors Growth	VIF Discovery	VIF Growth	VIF Growth	Real Estate
	Stock Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class II	Class II
ASSETS
Investments, at fair value	$1,828,898	$780,160	$8,307,919	$622,093	$—
Total assets	$1,828,898	$780,160	$8,307,919	$622,093	$—
NET ASSETS
Accumulation units	$1,828,898	$778,891	$8,249,076	$622,093	$—
Contracts in payout (annuitization) period	—	1,269	58,843	—	—
Total net assets	$1,828,898	$780,160	$8,307,919	$622,093	$—
FUND SHARE INFORMATION
Number of shares	78,393	119,840	424,523	42,005	—
Cost of investments	$1,605,219	$1,098,537	$8,599,798	$754,071	$—
UNIT VALUE (1)
Lowest	$41.64	$55.93	$78.31	$63.70	$—
Highest	$55.47	$58.82	$92.59	$84.85	$—

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	MFS® VIT II				Morgan Stanley
	Massachusetts	Morgan Stanley	Morgan Stanley	Morgan Stanley	VIF U.S.
	Investors Growth	VIF Discovery	VIF Growth	VIF Growth	Real Estate
	Stock Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class II	Class II*
NET INVESTMENT INCOME (LOSS)
Dividends	$2,459	$—	$—	$—	$66,317
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(28,863)	(8,540)	(98,317)	(8,464)	(37,695)
Administrative expense	(1,980)	(648)	(6,845)	(593)	(2,558)
Net investment income (loss)	(28,384)	(9,188)	(105,162)	(9,057)	26,064
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	527,293	145,510	1,126,677	196,409	3,238,000
Cost of investments sold	456,532	227,515	1,530,237	342,798	3,185,615
Realized gains (losses) on fund shares	70,761	(82,005)	(403,560)	(146,389)	52,385
Realized gain distributions	171,048	—	—	—	—
Net realized gains (losses)	241,809	(82,005)	(403,560)	(146,389)	52,385
Change in unrealized gains (losses)	54,020	324,940	3,133,531	367,016	277,503
Net realized and change in unrealized gains
(losses) on investments	295,829	242,935	2,729,971	220,627	329,888
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$267,445	$233,747	$2,624,809	$211,570	$355,952

(*) See Note 2 for disclosure of changes in sub-accounts.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	PIMCO VIT
	International	PIMCO VIT	PIMCO VIT		Putnam VT
	Bond Portfolio	Real Return	Total Return	Putnam VT	International
	(U.S. Dollar-	Portfolio -	Portfolio -	High Yield	Value
	Hedged) -	Institutional	Institutional	Fund -	Fund -
	Institutional Class	Class	Class	Class IB	Class IB
ASSETS
Investments, at fair value	$3,086,362	$2,963,954	$9,551,174	$551,338	$884,924
Total assets	$3,086,362	$2,963,954	$9,551,174	$551,338	$884,924
NET ASSETS
Accumulation units	$3,071,173	$2,960,151	$9,470,631	$530,546	$884,023
Contracts in payout (annuitization) period	15,189	3,803	80,543	20,792	901
Total net assets	$3,086,362	$2,963,954	$9,551,174	$551,338	$884,924
FUND SHARE INFORMATION
Number of shares	308,636	257,511	1,056,546	97,755	73,499
Cost of investments	$3,226,986	$3,279,827	$11,091,226	$604,731	$821,351
UNIT VALUE (1)
Lowest	$13.73	$11.55	$11.90	$24.17	$18.40
Highest	$22.82	$16.35	$20.72	$29.21	$23.24

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	PIMCO VIT
	International	PIMCO VIT	PIMCO VIT		Putnam VT
	Bond Portfolio	Real Return	Total Return	Putnam VT	International
	(U.S. Dollar-	Portfolio -	Portfolio -	High Yield	Value
	Hedged) -	Institutional	Institutional	Fund -	Fund -
	Institutional Class	Class	Class	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$114,942	$82,351	$418,794	$31,448	$26,943
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(46,160)	(45,664)	(147,879)	(8,066)	(14,584)
Administrative expense	(3,257)	(3,159)	(10,778)	(558)	(1,131)
Net investment income (loss)	65,525	33,528	260,137	22,824	11,228
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	742,812	555,967	2,316,154	71,633	286,212
Cost of investments sold	796,015	611,177	2,665,228	80,492	247,231
Realized gains (losses) on fund shares	(53,203)	(55,210)	(349,074)	(8,859)	38,981
Realized gain distributions	—	—	—	—	3,175
Net realized gains (losses)	(53,203)	(55,210)	(349,074)	(8,859)	42,156
Change in unrealized gains (losses)	105,667	41,935	207,481	19,248	(13,492)
Net realized and change in unrealized gains
(losses) on investments	52,464	(13,275)	(141,593)	10,389	28,664
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$117,989	$20,253	$118,544	$33,213	$39,892
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

	Rydex VT
	Guggenheim		T. Rowe Price	T. Rowe Price
	Long Short	Rydex VT	All-Cap	Blue Chip Growth	T. Rowe Price
	Equity	NASDAQ-100®	Opportunities	Portfolio -	Equity Income
	Fund	Fund	Portfolio	Class II	Portfolio
ASSETS
Investments, at fair value	$—	$1,350,075	$5,528,893	$4,986,198	$6,457,260
Total assets	$—	$1,350,075	$5,528,893	$4,986,198	$6,457,260
NET ASSETS
Accumulation units	$—	$1,317,100	$5,477,491	$4,986,198	$6,413,384
Contracts in payout (annuitization) period	—	32,975	51,402	—	43,876
Total net assets	$—	$1,350,075	$5,528,893	$4,986,198	$6,457,260
FUND SHARE INFORMATION
Number of shares	—	15,688	144,207	88,486	227,128
Cost of investments	$—	$528,397	$4,739,511	$2,453,024	$5,893,271
UNIT VALUE (1)
Lowest	$—	$44.21	$58.85	$52.11	$40.17
Highest	$—	$79.75	$82.44	$69.41	$49.08

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Rydex VT
	Guggenheim		T. Rowe Price	T. Rowe Price
	Long Short	Rydex VT	All-Cap	Blue Chip Growth	T. Rowe Price
	Equity	NASDAQ-100®	Opportunities	Portfolio -	Equity Income
	Fund*	Fund	Portfolio	Class II	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$358	$2,618	$3,893	$—	$127,117
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(2,436)	(19,009)	(76,062)	(77,627)	(104,897)
Administrative expense	(168)	(1,279)	(5,338)	(5,321)	(7,081)
Net investment income (loss)	(2,246)	(17,670)	(77,507)	(82,948)	15,139
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	284,903	111,190	903,427	1,828,180	1,357,794
Cost of investments sold	209,015	48,446	745,238	883,733	1,152,838
Realized gains (losses) on fund shares	75,888	62,744	158,189	944,447	204,956
Realized gain distributions	—	24,234	601,378	222,382	425,235
Net realized gains (losses)	75,888	86,978	759,567	1,166,829	630,191
Change in unrealized gains (losses)	(54,993)	180,101	378,062	437,416	41,024
Net realized and change in unrealized gains
(losses) on investments	20,895	267,079	1,137,629	1,604,245	671,215
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$18,649	$249,409	$1,060,122	$1,521,297	$686,354

(*) See Note 2 for disclosure of changes in sub-accounts.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2024

				VanEck VIP
	T. Rowe Price	T. Rowe Price	T. Rowe Price	Emerging	VanEck VIP
	Equity Income	International	Mid-Cap	Markets	Global Resources
	Portfolio -	Stock	Growth	Fund -	Fund -
	Class II	Portfolio	Portfolio	Initial Class	Initial Class
ASSETS
Investments, at fair value	$5,983,644	$1,651,871	$6,743,101	$539,471	$674,434
Total assets	$5,983,644	$1,651,871	$6,743,101	$539,471	$674,434
NET ASSETS
Accumulation units	$5,983,644	$1,649,609	$6,719,688	$539,471	$674,434
Contracts in payout (annuitization) period	—	2,262	23,413	—	—
Total net assets	$5,983,644	$1,651,871	$6,743,101	$539,471	$674,434
FUND SHARE INFORMATION
Number of shares	212,036	110,419	232,922	58,830	26,785
Cost of investments	$5,309,581	$1,623,515	$6,031,332	$731,854	$711,584
UNIT VALUE (1)
Lowest	$25.54	$14.14	$61.50	$20.27	$17.98
Highest	$34.02	$21.75	$104.04	$27.00	$23.95

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

				VanEck VIP
	T. Rowe Price	T. Rowe Price	T. Rowe Price	Emerging	VanEck VIP
	Equity Income	International	Mid-Cap	Markets	Global Resources
	Portfolio -	Stock	Growth	Fund -	Fund -
	Class II	Portfolio	Portfolio	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$102,208	$16,189	$—	$10,751	$19,035
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(92,827)	(30,537)	(104,427)	(9,928)	(12,055)
Administrative expense	(6,445)	(2,054)	(7,180)	(676)	(798)
Net investment income (loss)	2,936	(16,402)	(111,607)	147	6,182
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,294,539	913,499	1,243,604	183,463	179,510
Cost of investments sold	1,070,776	842,206	1,036,554	244,016	146,803
Realized gains (losses) on fund shares	223,763	71,293	207,050	(60,553)	32,707
Realized gain distributions	394,003	41,894	610,895	—	—
Net realized gains (losses)	617,766	113,187	817,945	(60,553)	32,707
Change in unrealized gains (losses)	(7,320)	(46,036)	(180,303)	68,360	(64,531)
Net realized and change in unrealized gains
(losses) on investments	610,446	67,151	637,642	7,807	(31,824)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$613,382	$50,749	$526,035	$7,954	$(25,642)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Mid Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I-2	Class S	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(140,009)	$(38,338)	$(40,276)	$(110,501)	$(133,486)
Net realized gains (losses)	401,125	146,996	289,937	302,533	3,699
Change in unrealized gains (losses)	3,209,078	845,335	580,945	2,346,341	1,634,853
Increase (decrease) in net assets from operations	3,470,194	953,993	830,606	2,538,373	1,505,066
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	36,565	1,318	10,333	15,773	40,809
Transfers for contract benefits and terminations	(1,245,033)	(720,778)	(510,387)	(1,191,810)	(846,035)
Loans-net	651	53	(385)	942	(1,092)
Contract maintenance charge	(3,594)	(604)	(1,436)	(3,245)	(3,646)
Transfers among the sub-accounts and with the
Fixed Account - net	(89,988)	(57,427)	23,151	(206,174)	(293,477)
Increase (decrease) in net assets from contract
transactions	(1,301,399)	(777,438)	(478,724)	(1,384,514)	(1,103,441)
INCREASE (DECREASE) IN NET ASSETS	2,168,795	176,555	351,882	1,153,859	401,625
NET ASSETS AT BEGINNING OF PERIOD	8,173,912	2,420,824	4,164,139	6,805,775	8,237,485
NET ASSETS AT END OF PERIOD	$10,342,707	$2,597,379	$4,516,021	$7,959,634	$8,639,110
UNITS OUTSTANDING
Units outstanding at beginning of period	131,349	37,426	104,181	350,678	355,142
Units issued	2,594	251	2,424	2,641	5,033
Units redeemed	(19,216)	(10,363)	(12,989)	(61,522)	(50,634)
Units outstanding at end of period	114,727	27,314	93,616	291,797	309,541

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Allspring VT
	Alger	Discovery
	Small Cap	SMID	Allspring VT		DWS
	Growth	Cap Growth	Opportunity	DWS	CROCI®
	Portfolio -	Fund -	Fund -	Core Equity VIP -	International VIP -
	Class I-2	Class 2	Class 2	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,435)	$(33,137)	$(49,814)	$(7,401)	$6,973
Net realized gains (losses)	(154,394)	(27,860)	388,763	88,511	(2,285)
Change in unrealized gains (losses)	347,812	385,720	69,080	98,884	(1,464)
Increase (decrease) in net assets from operations	163,983	324,723	408,029	179,994	3,224
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,728	6,866	5,119	1,825	930
Transfers for contract benefits and terminations	(327,379)	(206,133)	(402,264)	(178,098)	(32,728)
Loans-net	(1,093)	—	—	—	—
Contract maintenance charge	(1,213)	(1,048)	(1,496)	(323)	(145)
Transfers among the sub-accounts and with the
Fixed Account - net	3,733	(113,442)	(32,891)	(10,627)	8,085
Increase (decrease) in net assets from contract
transactions	(322,224)	(313,757)	(431,532)	(187,223)	(23,858)
INCREASE (DECREASE) IN NET ASSETS	(158,241)	10,966	(23,503)	(7,229)	(20,634)
NET ASSETS AT BEGINNING OF PERIOD	2,626,491	2,072,967	3,252,540	1,060,702	420,081
NET ASSETS AT END OF PERIOD	$2,468,250	$2,083,933	$3,229,037	$1,053,473	$399,447
UNITS OUTSTANDING
Units outstanding at beginning of period	96,849	46,200	78,181	28,801	39,393
Units issued	1,771	272	276	91	819
Units redeemed	(13,507)	(6,557)	(9,932)	(5,078)	(2,597)
Units outstanding at end of period	85,113	39,915	68,525	23,814	37,615
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					Federated
	DWS	DWS	DWS	DWS	Hermes
	Equity	Global Income	Global	Small	Fund for
	500 Index VIP -	Builder VIP -	Small Cap VIP -	Cap Index VIP -	U.S. Government
	Class B	Class A	Class A	Class B	Securities II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,333)	$30,603	$(3,136)	$(1,165)	$61,701
Net realized gains (losses)	167,311	14,981	35,495	4,568	(109,930)
Change in unrealized gains (losses)	147,851	73,054	34,464	11,267	22,250
Increase (decrease) in net assets from operations	304,829	118,638	66,823	14,670	(25,979)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,714	2,702	—	9,449
Transfers for contract benefits and terminations	(189,790)	(335,807)	(185,877)	(28,756)	(441,274)
Loans-net	—	—	—	—	—
Contract maintenance charge	—	(1,014)	(825)	—	(1,490)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,063)	(96,529)	(2,747)	(5,679)	68,717
Increase (decrease) in net assets from contract
transactions	(192,853)	(428,636)	(186,747)	(34,435)	(364,598)
INCREASE (DECREASE) IN NET ASSETS	111,976	(309,998)	(119,924)	(19,765)	(390,577)
NET ASSETS AT BEGINNING OF PERIOD	1,442,747	1,732,990	1,644,980	188,517	3,126,364
NET ASSETS AT END OF PERIOD	$1,554,723	$1,422,992	$1,525,056	$168,752	$2,735,787
UNITS OUTSTANDING
Units outstanding at beginning of period	28,545	86,854	57,824	4,408	208,182
Units issued	39	904	1,033	14	12,886
Units redeemed	(3,530)	(21,703)	(6,712)	(823)	(39,523)
Units outstanding at end of period	25,054	66,055	52,145	3,599	181,545
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Federated
	Federated	Hermes
	Hermes	Managed	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Volatility	Asset Manager	Asset Manager	Contrafund℠
	Bond Fund II -	Fund II -	Portfolio -	Portfolio -	Portfolio -
	Primary Shares	Primary Shares	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$116,032	$8,474	$28,903	$3,877	$(402,052)
Net realized gains (losses)	(67,547)	(2,524)	37,831	35,874	5,722,004
Change in unrealized gains (losses)	76,546	126,032	131,737	24,771	2,881,647
Increase (decrease) in net assets from operations	125,031	131,982	198,471	64,522	8,201,599
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,099	801	13,863	7,757	48,145
Transfers for contract benefits and terminations	(475,992)	(158,135)	(189,770)	(190,078)	(3,304,052)
Loans-net	—	—	—	—	2,126
Contract maintenance charge	(1,223)	(408)	(1,022)	(461)	(9,004)
Transfers among the sub-accounts and with the
Fixed Account - net	(68,243)	6,137	(1,788)	(103,399)	(1,419,371)
Increase (decrease) in net assets from contract
transactions	(539,359)	(151,605)	(178,717)	(286,181)	(4,682,156)
INCREASE (DECREASE) IN NET ASSETS	(414,328)	(19,623)	19,754	(221,659)	3,519,443
NET ASSETS AT BEGINNING OF PERIOD	2,915,791	1,023,511	2,936,149	1,002,322	27,409,081
NET ASSETS AT END OF PERIOD	$2,501,463	$1,003,888	$2,955,903	$780,663	$30,928,524
UNITS OUTSTANDING
Units outstanding at beginning of period	104,420	46,313	97,910	48,205	420,990
Units issued	2,202	826	701	1,670	2,135
Units redeemed	(21,706)	(7,407)	(7,158)	(15,289)	(62,856)
Units outstanding at end of period	84,916	39,732	91,453	34,586	360,269
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

				Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Government	Government
	Contrafund℠	Equity-Income	Equity-Income	Money Market	Money Market
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(132,596)	$27,960	$(2,886)	$543,555	$180,150
Net realized gains (losses)	1,736,045	1,020,378	407,859	—	—
Change in unrealized gains (losses)	754,344	382,428	169,314	—	—
Increase (decrease) in net assets from operations	2,357,793	1,430,766	574,287	543,555	180,150
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,457	13,917	3,235	70,527	5,464
Transfers for contract benefits and terminations	(1,295,963)	(1,270,346)	(653,375)	(3,577,650)	(1,233,580)
Loans-net	—	(741)	—	79	—
Contract maintenance charge	(5,932)	(4,019)	(2,546)	(14,796)	(8,177)
Transfers among the sub-accounts and with the
Fixed Account - net	(166,993)	(722,717)	(22,452)	2,849,453	3,158,524
Increase (decrease) in net assets from contract
transactions	(1,444,431)	(1,983,906)	(675,138)	(672,387)	1,922,231
INCREASE (DECREASE) IN NET ASSETS	913,362	(553,140)	(100,851)	(128,832)	2,102,381
NET ASSETS AT BEGINNING OF PERIOD	7,828,229	10,538,071	4,455,568	16,107,585	5,744,259
NET ASSETS AT END OF PERIOD	$8,741,591	$9,984,931	$4,354,717	$15,978,753	$7,846,640
UNITS OUTSTANDING
Units outstanding at beginning of period	154,307	205,855	151,480	1,533,918	605,760
Units issued	2,329	3,137	3,020	330,766	362,048
Units redeemed	(25,801)	(32,488)	(23,772)	(387,641)	(164,984)
Units outstanding at end of period	130,835	176,504	130,728	1,477,043	802,824
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Growth	Growth	Index 500	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(326,857)	$(89,275)	$(61,056)	$(52,822)	$62,552
Net realized gains (losses)	5,965,109	1,587,766	2,216,240	1,250,318	(128,634)
Change in unrealized gains (losses)	(326,180)	(100,062)	2,679,813	903,381	67,228
Increase (decrease) in net assets from operations	5,312,072	1,398,429	4,834,997	2,100,877	1,146
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	67,170	911	104,087	26,277	5,182
Transfers for contract benefits and terminations	(2,672,933)	(572,050)	(2,553,071)	(1,474,594)	(812,349)
Loans-net	(3,532)	—	(1,158)	—	—
Contract maintenance charge	(6,265)	(1,127)	(7,910)	(7,383)	(4,462)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,514)	(128,488)	(305,594)	(120,360)	293,931
Increase (decrease) in net assets from contract
transactions	(2,663,074)	(700,754)	(2,763,646)	(1,576,060)	(517,698)
INCREASE (DECREASE) IN NET ASSETS	2,648,998	697,675	2,071,351	524,817	(516,552)
NET ASSETS AT BEGINNING OF PERIOD	19,182,694	5,189,518	21,983,251	9,785,392	4,036,154
NET ASSETS AT END OF PERIOD	$21,831,692	$5,887,193	$24,054,602	$10,310,209	$3,519,602
UNITS OUTSTANDING
Units outstanding at beginning of period	340,596	88,277	520,515	228,644	288,010
Units issued	11,787	513	15,777	5,392	29,777
Units redeemed	(44,911)	(10,304)	(72,260)	(37,967)	(67,080)
Units outstanding at end of period	307,472	78,486	464,032	196,069	250,707
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Goldman Sachs		Goldman Sachs
			VIT International	Goldman Sachs	VIT Small Cap
	Fidelity® VIP	Fidelity® VIP	Equity Insights	VIT Mid	Equity Insights
	Overseas	Overseas	Fund -	Cap Value Fund -	Fund -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Initial Class	Service Class 2	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$242	$(8,919)	$2,982	$(5,795)	$(1,408)
Net realized gains (losses)	360,577	371,533	17,032	71,301	26,697
Change in unrealized gains (losses)	(216,126)	(209,600)	(2,917)	35,357	22,855
Increase (decrease) in net assets from operations	144,693	153,014	17,097	100,863	48,144
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,385	10,976	—	1,105	—
Transfers for contract benefits and terminations	(575,454)	(589,695)	(78,790)	(222,594)	(11,307)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,160)	(3,325)	(100)	(948)	(121)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,597)	157,485	(3,377)	19,257	(952)
Increase (decrease) in net assets from contract
transactions	(588,826)	(424,559)	(82,267)	(203,180)	(12,380)
INCREASE (DECREASE) IN NET ASSETS	(444,133)	(271,545)	(65,170)	(102,317)	35,764
NET ASSETS AT BEGINNING OF PERIOD	3,647,668	4,090,877	302,977	959,739	283,092
NET ASSETS AT END OF PERIOD	$3,203,535	$3,819,332	$237,807	$857,422	$318,856
UNITS OUTSTANDING
Units outstanding at beginning of period	167,779	187,941	19,840	58,881	6,000
Units issued	7,030	10,126	103	3,622	45
Units redeemed	(33,399)	(28,115)	(5,035)	(15,004)	(286)
Units outstanding at end of period	141,410	169,952	14,908	47,499	5,759
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	American	American	Invesco V.I.	Invesco V.I.
	Growth	Franchise	Franchise	American Value	American Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,278)	$(5,803)	$(8,337)	$(59,596)	$(9,361)
Net realized gains (losses)	43,814	30,446	25,232	343,355	12,857
Change in unrealized gains (losses)	(56,377)	69,094	121,602	2,259,087	280,860
Increase (decrease) in net assets from operations	(19,841)	93,737	138,497	2,542,846	284,356
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	120	7,708	240
Transfers for contract benefits and terminations	(98,186)	(85,021)	(34,685)	(1,599,491)	(267,866)
Loans-net	—	—	—	—	—
Contract maintenance charge	(125)	—	(171)	(2,312)	(1,062)
Transfers among the sub-accounts and with the
Fixed Account - net	42,616	(2,841)	(29,552)	(319,124)	(50,282)
Increase (decrease) in net assets from contract
transactions	(55,095)	(87,862)	(64,288)	(1,913,219)	(318,970)
INCREASE (DECREASE) IN NET ASSETS	(74,936)	5,875	74,209	629,627	(34,614)
NET ASSETS AT BEGINNING OF PERIOD	631,151	304,791	458,385	9,736,639	1,128,200
NET ASSETS AT END OF PERIOD	$556,215	$310,666	$532,594	$10,366,266	$1,093,586
UNITS OUTSTANDING
Units outstanding at beginning of period	24,564	10,047	13,849	235,764	99,030
Units issued	1,979	13	1,056	2,149	2,024
Units redeemed	(4,220)	(2,357)	(2,614)	(42,489)	(26,041)
Units outstanding at end of period	22,323	7,703	12,291	195,424	75,013
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

		Invesco V.I.			Invesco V.I.
		Discovery Mid	Invesco V.I.	Invesco V.I.	Growth
	Invesco V.I.	Cap Growth	Global	Government	and Income
	Core Equity Fund -	Fund -	Fund -	Securities Fund -	Fund -
	Series II	Series II	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,229)	$(49,848)	$(36,441)	$4,476	$(30,893)
Net realized gains (losses)	105,557	46,617	194,296	(37,140)	658,227
Change in unrealized gains (losses)	97,094	718,066	146,013	32,083	489,808
Increase (decrease) in net assets from operations	192,422	714,835	303,868	(581)	1,117,142
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,596	9,937	6,839	750	8,481
Transfers for contract benefits and terminations	(109,467)	(1,024,618)	(366,524)	(240,920)	(1,000,054)
Loans-net	—	—	106	—	1,082
Contract maintenance charge	(735)	(1,849)	(965)	(1,256)	(4,878)
Transfers among the sub-accounts and with the
Fixed Account - net	(57,810)	(112,133)	7,973	61,068	(126,954)
Increase (decrease) in net assets from contract
transactions	(166,416)	(1,128,663)	(352,571)	(180,358)	(1,122,323)
INCREASE (DECREASE) IN NET ASSETS	26,006	(413,828)	(48,703)	(180,939)	(5,181)
NET ASSETS AT BEGINNING OF PERIOD	868,896	3,232,683	2,238,309	862,357	8,275,915
NET ASSETS AT END OF PERIOD	$894,902	$2,818,855	$2,189,606	$681,418	$8,270,734
UNITS OUTSTANDING
Units outstanding at beginning of period	33,196	188,851	62,755	79,467	248,694
Units issued	657	1,871	1,637	10,694	6,188
Units redeemed	(6,098)	(59,595)	(10,450)	(27,406)	(36,817)
Units outstanding at end of period	27,755	131,127	53,942	62,755	218,065
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

			Invesco V.I.	Janus Henderson	Janus Henderson
		Invesco V.I.	Main Street	VIT Balanced	VIT Balanced
	Invesco V.I.	Main Street	Small Cap	Portfolio -	Portfolio -
	High Yield Fund -	Mid Cap Fund® -	Fund® -	Institutional	Service
	Series I	Series II	Series II	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$15,175	$(30,375)	$(162,186)	$87,551	$3,313
Net realized gains (losses)	(3,121)	40,078	833,485	1,299,578	121,165
Change in unrealized gains (losses)	9,706	284,383	361,443	656,450	118,741
Increase (decrease) in net assets from operations	21,760	294,086	1,032,742	2,043,579	243,219
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,325	10,217	33,234	520
Transfers for contract benefits and terminations	(29,370)	(347,239)	(1,518,537)	(2,620,283)	(257,639)
Loans-net	—	—	—	(1,248)	159
Contract maintenance charge	(52)	(1,714)	(4,756)	(5,823)	(1,491)
Transfers among the sub-accounts and with the
Fixed Account - net	10,261	(14,511)	(189,370)	158,855	32,114
Increase (decrease) in net assets from contract
transactions	(19,161)	(359,139)	(1,702,446)	(2,435,265)	(226,337)
INCREASE (DECREASE) IN NET ASSETS	2,599	(65,053)	(669,704)	(391,686)	16,882
NET ASSETS AT BEGINNING OF PERIOD	365,882	2,057,810	10,391,875	15,355,463	1,878,795
NET ASSETS AT END OF PERIOD	$368,481	$1,992,757	$9,722,171	$14,963,777	$1,895,677
UNITS OUTSTANDING
Units outstanding at beginning of period	18,232	74,261	236,534	305,599	54,836
Units issued	527	3,460	3,687	14,679	1,607
Units redeemed	(1,429)	(15,187)	(40,838)	(55,772)	(7,714)
Units outstanding at end of period	17,330	62,534	199,383	264,506	48,729
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

					Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	VIT Global
	VIT Enterprise	VIT Flexible Bond	VIT Forty	VIT Forty	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(104,121)	$111,352	$(27,012)	$(28,462)	$(67,606)
Net realized gains (losses)	1,380,945	(119,236)	180,265	239,568	1,073,404
Change in unrealized gains (losses)	690,206	22,567	267,467	216,199	826,905
Increase (decrease) in net assets from operations	1,967,030	14,683	420,720	427,305	1,832,703
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,898	10,379	—	140	17,767
Transfers for contract benefits and terminations	(2,436,081)	(618,776)	(219,131)	(443,194)	(1,176,798)
Loans-net	(506)	(182)	—	—	(256)
Contract maintenance charge	(5,730)	(1,032)	(214)	(962)	(3,343)
Transfers among the sub-accounts and with the
Fixed Account - net	(106,183)	280,929	(10,009)	(8,018)	(510,953)
Increase (decrease) in net assets from contract
transactions	(2,518,602)	(328,682)	(229,354)	(452,034)	(1,673,583)
INCREASE (DECREASE) IN NET ASSETS	(551,572)	(313,999)	191,366	(24,729)	159,120
NET ASSETS AT BEGINNING OF PERIOD	14,879,465	3,485,419	1,683,080	1,789,723	8,840,961
NET ASSETS AT END OF PERIOD	$14,327,893	$3,171,420	$1,874,446	$1,764,994	$9,000,081
UNITS OUTSTANDING
Units outstanding at beginning of period	227,833	160,956	24,668	27,301	267,794
Units issued	1,056	19,176	38	545	1,350
Units redeemed	(31,683)	(33,296)	(2,918)	(6,622)	(37,204)
Units outstanding at end of period	197,206	146,836	21,788	21,224	231,940
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Janus Henderson	Janus Henderson			Lazard
	VIT Global	VIT Mid	Janus Henderson	Janus Henderson	Retirement
	Research	Cap Value	VIT Overseas	VIT Research	Series Emerging
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Markets Equity
	Service	Service	Service	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,145)	$(17,932)	$(2,830)	$(164,757)	$12,838
Net realized gains (losses)	29,412	207,795	24,015	1,142,211	29,304
Change in unrealized gains (losses)	43,593	75,300	42,001	2,331,201	466
Increase (decrease) in net assets from operations	69,860	265,163	63,186	3,308,655	42,608
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,948	5,386	47,407	—
Transfers for contract benefits and terminations	(32,548)	(418,082)	(120,549)	(1,573,800)	(200,748)
Loans-net	—	53	106	(410)	—
Contract maintenance charge	(95)	(2,672)	(1,311)	(4,767)	(157)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,538)	(49,467)	34,622	(261,123)	(11,347)
Increase (decrease) in net assets from contract
transactions	(34,181)	(468,220)	(81,746)	(1,792,693)	(212,252)
INCREASE (DECREASE) IN NET ASSETS	35,679	(203,057)	(18,560)	1,515,962	(169,644)
NET ASSETS AT BEGINNING OF PERIOD	341,964	2,446,107	1,534,698	10,642,022	709,357
NET ASSETS AT END OF PERIOD	$377,643	$2,243,050	$1,516,138	$12,157,984	$539,713
UNITS OUTSTANDING
Units outstanding at beginning of period	13,259	73,446	95,842	196,637	17,398
Units issued	30	1,299	3,826	2,122	543
Units redeemed	(1,219)	(14,243)	(8,841)	(26,819)	(5,519)
Units outstanding at end of period	12,070	60,502	90,827	171,940	12,422
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Lazard	Legg Mason	Legg Mason
	Retirement	Partners	Partners Western
	Series	Clearbridge	Asset Variable	LVIP JPMorgan	MFS® VIT
	International	Variable Large	Global High Yield	Small Cap	Growth
	Equity Portfolio -	Cap Value	Bond Portfolio -	Core Fund -	Series -
	Service Class	Portfolio - Class I	Class II	Standard Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,081	$(13,433)	$109,606	$(3,737)	$(45,112)
Net realized gains (losses)	(4,878)	679,322	(120,730)	34,403	427,565
Change in unrealized gains (losses)	10,727	(396,299)	141,778	12,293	372,297
Increase (decrease) in net assets from operations	7,930	269,590	130,654	42,959	754,750
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,813	4,322	—	28,594
Transfers for contract benefits and terminations	(72,436)	(538,494)	(590,227)	(176,768)	(618,296)
Loans-net	—	—	—	—	—
Contract maintenance charge	(34)	(1,275)	(3,445)	(198)	(1,221)
Transfers among the sub-accounts and with the
Fixed Account - net	(729)	(33,337)	112,750	(10,200)	2,627
Increase (decrease) in net assets from contract
transactions	(73,199)	(567,293)	(476,600)	(187,166)	(588,296)
INCREASE (DECREASE) IN NET ASSETS	(65,269)	(297,703)	(345,946)	(144,207)	166,454
NET ASSETS AT BEGINNING OF PERIOD	129,562	4,344,997	2,889,323	520,053	2,831,498
NET ASSETS AT END OF PERIOD	$64,293	$4,047,294	$2,543,377	$375,846	$2,997,952
UNITS OUTSTANDING
Units outstanding at beginning of period	8,052	126,664	155,373	12,474	64,528
Units issued	8	2,020	8,946	988	2,707
Units redeemed	(4,221)	(17,915)	(34,269)	(5,308)	(16,068)
Units outstanding at end of period	3,839	110,769	130,050	8,154	51,167
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,708)	$(4,696)	$(65,516)	$(19,299)	$(8,986)
Net realized gains (losses)	158,948	55,190	(197,977)	(93,644)	71,654
Change in unrealized gains (losses)	114,479	15,687	479,114	169,051	84,773
Increase (decrease) in net assets from operations	259,719	66,181	215,621	56,108	147,441
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	847	750	14,735	60	2,215
Transfers for contract benefits and terminations	(125,092)	(69,407)	(562,096)	(190,675)	(58,085)
Loans-net	—	—	—	1,329	—
Contract maintenance charge	(679)	(356)	(1,359)	(434)	(360)
Transfers among the sub-accounts and with the
Fixed Account - net	1,123	(1,569)	(237,478)	(37,886)	4,080
Increase (decrease) in net assets from contract
transactions	(123,801)	(70,582)	(786,198)	(227,606)	(52,150)
INCREASE (DECREASE) IN NET ASSETS	135,918	(4,401)	(570,577)	(171,498)	95,291
NET ASSETS AT BEGINNING OF PERIOD	1,507,455	398,743	4,500,591	1,297,875	892,830
NET ASSETS AT END OF PERIOD	$1,643,373	$394,342	$3,930,014	$1,126,377	$988,121
UNITS OUTSTANDING
Units outstanding at beginning of period	42,165	10,143	106,690	35,179	22,738
Units issued	95	46	2,017	540	173
Units redeemed	(3,122)	(1,700)	(21,136)	(6,544)	(1,279)
Units outstanding at end of period	39,138	8,489	87,571	29,175	21,632
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT II
	Total Return	Total Return	Utilities	Value	High Yield
	Series -	Series -	Series -	Series -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$38,468	$11,163	$3,748	$(630)	$37,063
Net realized gains (losses)	262,131	98,487	24,709	126,413	(47,286)
Change in unrealized gains (losses)	(53,137)	(18,213)	32,358	(36,227)	54,814
Increase (decrease) in net assets from operations	247,462	91,437	60,815	89,556	44,591
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	182,671	3,338	—	750	470
Transfers for contract benefits and terminations	(606,926)	(241,888)	(29,556)	(244,495)	(368,216)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,325)	(1,764)	(256)	(1,343)	(977)
Transfers among the sub-accounts and with the
Fixed Account - net	20,540	(1,056)	424	(1,161)	58,848
Increase (decrease) in net assets from contract
transactions	(405,040)	(241,370)	(29,388)	(246,249)	(309,875)
INCREASE (DECREASE) IN NET ASSETS	(157,578)	(149,933)	31,427	(156,693)	(265,284)
NET ASSETS AT BEGINNING OF PERIOD	4,210,927	1,619,225	664,908	992,434	1,097,340
NET ASSETS AT END OF PERIOD	$4,053,349	$1,469,292	$696,335	$835,741	$832,056
UNITS OUTSTANDING
Units outstanding at beginning of period	136,909	69,066	14,143	27,002	58,040
Units issued	9,053	1,362	107	932	4,680
Units redeemed	(22,151)	(11,150)	(785)	(7,335)	(21,197)
Units outstanding at end of period	123,811	59,278	13,465	20,599	41,523
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT II				Morgan Stanley
	Massachusetts	Morgan Stanley	Morgan Stanley	Morgan Stanley	VIF U.S.
	Investors Growth	VIF Discovery	VIF Growth	VIF Growth	Real Estate
	Stock Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class II	Class II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(28,384)	$(9,188)	$(105,162)	$(9,057)	$26,064
Net realized gains (losses)	241,809	(82,005)	(403,560)	(146,389)	52,385
Change in unrealized gains (losses)	54,020	324,940	3,133,531	367,016	277,503
Increase (decrease) in net assets from operations	267,445	233,747	2,624,809	211,570	355,952
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,204	—	—	—	1,892
Transfers for contract benefits and terminations	(419,661)	(62,723)	(819,052)	(178,655)	(336,742)
Loans-net	—	—	—	—	54
Contract maintenance charge	(2,150)	(273)	(673)	(143)	(2,942)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,503)	(8,168)	(110,554)	(7,683)	(2,769,017)
Increase (decrease) in net assets from contract
transactions	(466,110)	(71,164)	(930,279)	(186,481)	(3,106,755)
INCREASE (DECREASE) IN NET ASSETS	(198,665)	162,583	1,694,530	25,089	(2,750,803)
NET ASSETS AT BEGINNING OF PERIOD	2,027,563	617,577	6,613,389	597,004	2,750,803
NET ASSETS AT END OF PERIOD	$1,828,898	$780,160	$8,307,919	$622,093	$—
UNITS OUTSTANDING
Units outstanding at beginning of period	43,620	14,757	107,632	10,476	111,253
Units issued	620	1,061	1,078	18	3,849
Units redeemed	(9,829)	(2,486)	(14,967)	(2,852)	(115,102)
Units outstanding at end of period	34,411	13,332	93,743	7,642	—
(*) See Note 2 for disclosure of changes in sub-accounts.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	PIMCO VIT
	International	PIMCO VIT	PIMCO VIT		Putnam VT
	Bond Portfolio	Real Return	Total Return	Putnam VT	International
	(U.S. Dollar-	Portfolio -	Portfolio -	High Yield	Value
	Hedged) -	Institutional	Institutional	Fund -	Fund -
	Institutional Class	Class	Class	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$65,525	$33,528	$260,137	$22,824	$11,228
Net realized gains (losses)	(53,203)	(55,210)	(349,074)	(8,859)	42,156
Change in unrealized gains (losses)	105,667	41,935	207,481	19,248	(13,492)
Increase (decrease) in net assets from operations	117,989	20,253	118,544	33,213	39,892
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,612	2,421	15,127	—	1,719
Transfers for contract benefits and terminations	(653,345)	(475,814)	(1,897,273)	(61,074)	(251,180)
Loans-net	106	106	4,173	—	—
Contract maintenance charge	(3,292)	(4,585)	(6,514)	(124)	(328)
Transfers among the sub-accounts and with the
Fixed Account - net	137,563	145,608	337,153	14,514	3,931
Increase (decrease) in net assets from contract
transactions	(512,356)	(332,264)	(1,547,334)	(46,684)	(245,858)
INCREASE (DECREASE) IN NET ASSETS	(394,367)	(312,011)	(1,428,790)	(13,471)	(205,966)
NET ASSETS AT BEGINNING OF PERIOD	3,480,729	3,275,965	10,979,964	564,809	1,090,890
NET ASSETS AT END OF PERIOD	$3,086,362	$2,963,954	$9,551,174	$551,338	$884,924
UNITS OUTSTANDING
Units outstanding at beginning of period	198,123	222,718	664,526	21,564	51,917
Units issued	10,693	12,438	38,940	616	1,100
Units redeemed	(40,234)	(34,848)	(131,048)	(2,389)	(12,635)
Units outstanding at end of period	168,582	200,308	572,418	19,791	40,382
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Rydex VT
	Guggenheim		T. Rowe Price	T. Rowe Price
	Long Short	Rydex VT	All-Cap	Blue Chip Growth	T. Rowe Price
	Equity	NASDAQ-100®	Opportunities	Portfolio -	Equity Income
	Fund*	Fund	Portfolio	Class II	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,246)	$(17,670)	$(77,507)	$(82,948)	$15,139
Net realized gains (losses)	75,888	86,978	759,567	1,166,829	630,191
Change in unrealized gains (losses)	(54,993)	180,101	378,062	437,416	41,024
Increase (decrease) in net assets from operations	18,649	249,409	1,060,122	1,521,297	686,354
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	140	—	275,906	7,335	33,136
Transfers for contract benefits and terminations	(20,921)	(84,671)	(355,128)	(1,121,687)	(820,056)
Loans-net	—	—	—	—	1,082
Contract maintenance charge	(112)	(151)	(850)	(3,967)	(2,143)
Transfers among the sub-accounts and with the
Fixed Account - net	(254,142)	1,829	(114,032)	(472,781)	(281,095)
Increase (decrease) in net assets from contract
transactions	(275,035)	(82,993)	(194,104)	(1,591,100)	(1,069,076)
INCREASE (DECREASE) IN NET ASSETS	(256,386)	166,416	866,018	(69,803)	(382,722)
NET ASSETS AT BEGINNING OF PERIOD	256,386	1,183,659	4,662,875	5,056,001	6,839,982
NET ASSETS AT END OF PERIOD	$—	$1,350,075	$5,528,893	$4,986,198	$6,457,260
UNITS OUTSTANDING
Units outstanding at beginning of period	15,103	26,477	80,438	101,419	172,181
Units issued	407	170	11,051	2,512	4,382
Units redeemed	(15,510)	(1,852)	(13,466)	(29,065)	(28,255)
Units outstanding at end of period	—	24,795	78,023	74,866	148,308
(*) See Note 2 for disclosure of changes in sub-accounts.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

				VanEck VIP
	T. Rowe Price	T. Rowe Price	T. Rowe Price	Emerging	VanEck VIP
	Equity Income	International	Mid-Cap	Markets	Global Resources
	Portfolio -	Stock	Growth	Fund -	Fund -
	Class II	Portfolio	Portfolio	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,936	$(16,402)	$(111,607)	$147	$6,182
Net realized gains (losses)	617,766	113,187	817,945	(60,553)	32,707
Change in unrealized gains (losses)	(7,320)	(46,036)	(180,303)	68,360	(64,531)
Increase (decrease) in net assets from operations	613,382	50,749	526,035	7,954	(25,642)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,465	12,823	18,208	2,495	2,260
Transfers for contract benefits and terminations	(1,091,866)	(568,859)	(742,723)	(167,327)	(167,560)
Loans-net	—	—	—	106	106
Contract maintenance charge	(5,506)	(489)	(2,672)	(405)	(458)
Transfers among the sub-accounts and with the
Fixed Account - net	62,102	(282,784)	(299,384)	3,287	13,094
Increase (decrease) in net assets from contract
transactions	(1,027,805)	(839,309)	(1,026,571)	(161,844)	(152,558)
INCREASE (DECREASE) IN NET ASSETS	(414,423)	(788,560)	(500,536)	(153,890)	(178,200)
NET ASSETS AT BEGINNING OF PERIOD	6,398,067	2,440,431	7,243,637	693,361	852,634
NET ASSETS AT END OF PERIOD	$5,983,644	$1,651,871	$6,743,101	$539,471	$674,434
UNITS OUTSTANDING
Units outstanding at beginning of period	214,530	144,802	102,939	26,902	36,297
Units issued	5,479	2,813	1,471	436	619
Units redeemed	(37,178)	(51,163)	(15,149)	(6,590)	(7,491)
Units outstanding at end of period	182,831	96,452	89,261	20,748	29,425

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Mid Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I-2	Class S	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(112,181)	$(32,874)	$(3,618)	$(94,172)	$(124,349)
Net realized gains (losses)	(76,256)	(45,030)	218,828	(145,547)	(302,630)
Change in unrealized gains (losses)	2,730,922	798,991	557,370	1,928,953	1,971,104
Increase (decrease) in net assets from operations	2,542,485	721,087	772,580	1,689,234	1,544,125
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	35,444	3,034	9,580	14,891	18,466
Transfers for contract benefits and terminations	(726,968)	(69,452)	(195,848)	(565,112)	(936,616)
Loans-net	(4,319)	52	—	(4,057)	—
Contract maintenance charge	(3,528)	(678)	(1,594)	(3,298)	(3,948)
Transfers among the sub-accounts and with the
Fixed Account - net	(141,818)	(81,399)	(29,234)	(203,694)	(69,323)
Increase (decrease) in net assets from contract
transactions	(841,189)	(148,443)	(217,096)	(761,270)	(991,421)
INCREASE (DECREASE) IN NET ASSETS	1,701,296	572,644	555,484	927,964	552,704
NET ASSETS AT BEGINNING OF PERIOD	6,472,616	1,848,180	3,608,655	5,877,811	7,684,781
NET ASSETS AT END OF PERIOD	$8,173,912	$2,420,824	$4,164,139	$6,805,775	$8,237,485
UNITS OUTSTANDING
Units outstanding at beginning of period	145,777	40,251	110,207	397,138	403,615
Units issued	5,649	72	628	10,030	5,699
Units redeemed	(20,077)	(2,897)	(6,654)	(56,490)	(54,172)
Units outstanding at end of period	131,349	37,426	104,181	350,678	355,142

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Allspring VT
	Alger	Discovery
	Small Cap	SMID	Allspring VT		DWS
	Growth	Cap Growth	Opportunity	DWS	CROCI®
	Portfolio -	Fund -	Fund -	Core Equity VIP -	International VIP -
	Class I-2	Class 2	Class 2	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39,710)	$(30,595)	$(47,108)	$(5,923)	$7,378
Net realized gains (losses)	(369,829)	(83,553)	275,824	58,837	(14,064)
Change in unrealized gains (losses)	772,382	448,059	450,755	161,992	71,288
Increase (decrease) in net assets from operations	362,843	333,911	679,471	214,906	64,602
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,091	7,184	6,227	2,274	936
Transfers for contract benefits and terminations	(416,421)	(188,057)	(352,516)	(84,218)	(49,123)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,425)	(1,159)	(1,552)	(342)	(154)
Transfers among the sub-accounts and with the
Fixed Account - net	(61,964)	8,261	(41,589)	(28,466)	(3,505)
Increase (decrease) in net assets from contract
transactions	(477,719)	(173,771)	(389,430)	(110,752)	(51,846)
INCREASE (DECREASE) IN NET ASSETS	(114,876)	160,140	290,041	104,154	12,756
NET ASSETS AT BEGINNING OF PERIOD	2,741,367	1,912,827	2,962,499	956,548	407,325
NET ASSETS AT END OF PERIOD	$2,626,491	$2,072,967	$3,252,540	$1,060,702	$420,081
UNITS OUTSTANDING
Units outstanding at beginning of period	114,992	50,449	88,600	32,445	45,776
Units issued	3,941	955	814	460	1,778
Units redeemed	(22,084)	(5,204)	(11,233)	(4,104)	(8,161)
Units outstanding at end of period	96,849	46,200	78,181	28,801	39,393
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Federated
	DWS	DWS	DWS	DWS	Hermes
	Equity	Global Income	Global	Small	Fund for
	500 Index VIP -	Builder VIP -	Small Cap VIP -	Cap Index VIP -	U.S. Government
	Class B	Class A	Class A	Class B	Securities II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,250)	$30,120	$(10,100)	$(1,219)	$33,353
Net realized gains (losses)	73,135	(26,893)	(50,472)	3,321	(65,817)
Change in unrealized gains (losses)	202,597	208,539	378,128	21,118	114,222
Increase (decrease) in net assets from operations	268,482	211,766	317,556	23,220	81,758
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,879	5,992	—	32,667
Transfers for contract benefits and terminations	(14,461)	(141,957)	(170,426)	(3,352)	(295,485)
Loans-net	—	—	—	—	(9)
Contract maintenance charge	—	(1,034)	(883)	—	(1,699)
Transfers among the sub-accounts and with the
Fixed Account - net	57,538	(110,594)	(7,326)	14,314	98,756
Increase (decrease) in net assets from contract
transactions	43,077	(249,706)	(172,643)	10,962	(165,770)
INCREASE (DECREASE) IN NET ASSETS	311,559	(37,940)	144,913	34,182	(84,012)
NET ASSETS AT BEGINNING OF PERIOD	1,131,188	1,770,930	1,500,067	154,335	3,210,376
NET ASSETS AT END OF PERIOD	$1,442,747	$1,732,990	$1,644,980	$188,517	$3,126,364
UNITS OUTSTANDING
Units outstanding at beginning of period	27,641	100,286	64,312	4,132	219,874
Units issued	1,256	886	570	362	9,142
Units redeemed	(352)	(14,318)	(7,058)	(86)	(20,834)
Units outstanding at end of period	28,545	86,854	57,824	4,408	208,182
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Federated
	Federated	Hermes
	Hermes	Managed	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Volatility	Asset Manager	Asset Manager	Contrafund℠
	Bond Fund II -	Fund II -	Portfolio -	Portfolio -	Portfolio -
	Primary Shares	Primary Shares	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$132,377	$5,384	$25,287	$5,326	$(259,874)
Net realized gains (losses)	(107,251)	(23,085)	25,336	10,261	1,754,685
Change in unrealized gains (losses)	285,452	90,941	256,610	89,777	5,436,156
Increase (decrease) in net assets from operations	310,578	73,240	307,233	105,364	6,930,967
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,260	691	11,145	10,521	69,172
Transfers for contract benefits and terminations	(478,450)	(66,278)	(141,930)	(159,837)	(2,408,912)
Loans-net	—	—	(1,002)	—	(4,606)
Contract maintenance charge	(1,428)	(483)	(1,199)	(582)	(9,277)
Transfers among the sub-accounts and with the
Fixed Account - net	(46,914)	(112,820)	(54,129)	(4,056)	(166,783)
Increase (decrease) in net assets from contract
transactions	(509,532)	(178,890)	(187,115)	(153,954)	(2,520,406)
INCREASE (DECREASE) IN NET ASSETS	(198,954)	(105,650)	120,118	(48,590)	4,410,561
NET ASSETS AT BEGINNING OF PERIOD	3,114,745	1,129,161	2,816,031	1,050,912	22,998,520
NET ASSETS AT END OF PERIOD	$2,915,791	$1,023,511	$2,936,149	$1,002,322	$27,409,081
UNITS OUTSTANDING
Units outstanding at beginning of period	122,752	55,229	104,344	55,768	459,346
Units issued	5,922	1,426	766	622	8,283
Units redeemed	(24,254)	(10,342)	(7,200)	(8,185)	(46,639)
Units outstanding at end of period	104,420	46,313	97,910	48,205	420,990
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Government	Government
	Contrafund℠	Equity-Income	Equity-Income	Money Market	Money Market
	Portfolio -	Portfolio℠ -	Portfolio℠ -	Portfolio -	Portfolio -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(97,319)	$38,997	$5,270	$510,293	$173,868
Net realized gains (losses)	580,112	455,595	174,840	—	—
Change in unrealized gains (losses)	1,538,955	415,006	185,594	—	—
Increase (decrease) in net assets from operations	2,021,748	909,598	365,704	510,293	173,868
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	27,099	14,677	3,627	54,103	5,321
Transfers for contract benefits and terminations	(1,038,805)	(1,637,880)	(592,358)	(1,835,951)	(898,013)
Loans-net	—	(1,311)	—	1,782	—
Contract maintenance charge	(5,814)	(4,467)	(2,673)	(16,950)	(7,348)
Transfers among the sub-accounts and with the
Fixed Account - net	(140,480)	(262,006)	31,905	1,205,667	505,741
Increase (decrease) in net assets from contract
transactions	(1,158,000)	(1,890,987)	(559,499)	(591,349)	(394,299)
INCREASE (DECREASE) IN NET ASSETS	863,748	(981,389)	(193,795)	(81,056)	(220,431)
NET ASSETS AT BEGINNING OF PERIOD	6,964,481	11,519,460	4,649,363	16,188,641	5,964,690
NET ASSETS AT END OF PERIOD	$7,828,229	$10,538,071	$4,455,568	$16,107,585	$5,744,259
UNITS OUTSTANDING
Units outstanding at beginning of period	179,787	241,123	171,713	1,567,923	648,408
Units issued	2,793	5,332	3,119	341,635	68,835
Units redeemed	(28,273)	(40,600)	(23,352)	(375,640)	(111,483)
Units outstanding at end of period	154,307	205,855	151,480	1,533,918	605,760
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Growth	Growth	Index 500	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(240,752)	$(72,574)	$(7,720)	$(30,624)	$34,907
Net realized gains (losses)	1,608,188	338,805	1,609,469	1,079,593	(115,222)
Change in unrealized gains (losses)	3,852,138	1,108,956	2,874,129	995,019	255,527
Increase (decrease) in net assets from operations	5,219,574	1,375,187	4,475,878	2,043,988	175,212
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	36,802	1,234	53,213	26,753	5,614
Transfers for contract benefits and terminations	(2,072,833)	(468,096)	(2,038,026)	(1,369,147)	(552,488)
Loans-net	(5,440)	—	—	—	—
Contract maintenance charge	(6,555)	(1,176)	(8,252)	(7,447)	(4,921)
Transfers among the sub-accounts and with the
Fixed Account - net	(95,882)	(16,732)	(21,630)	(263,810)	118,706
Increase (decrease) in net assets from contract
transactions	(2,143,908)	(484,770)	(2,014,695)	(1,613,651)	(433,089)
INCREASE (DECREASE) IN NET ASSETS	3,075,666	890,417	2,461,183	430,337	(257,877)
NET ASSETS AT BEGINNING OF PERIOD	16,107,028	4,299,101	19,522,068	9,355,055	4,294,031
NET ASSETS AT END OF PERIOD	$19,182,694	$5,189,518	$21,983,251	$9,785,392	$4,036,154
UNITS OUTSTANDING
Units outstanding at beginning of period	372,157	98,489	575,745	271,338	319,676
Units issued	13,215	915	9,939	3,124	13,469
Units redeemed	(44,776)	(11,127)	(65,169)	(45,818)	(45,135)
Units outstanding at end of period	340,596	88,277	520,515	228,644	288,010
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Goldman Sachs		Goldman Sachs
			VIT International	Goldman Sachs	VIT Small Cap
	Fidelity® VIP	Fidelity® VIP	Equity Insights	VIT Mid	Equity Insights
	Overseas	Overseas	Fund -	Cap Value Fund -	Fund -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Initial Class	Service Class 2	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,187)	$(30,470)	$3,591	$(5,461)	$(1,376)
Net realized gains (losses)	103,087	148,019	(2,877)	14,199	(4,985)
Change in unrealized gains (losses)	516,294	577,246	47,781	85,553	51,316
Increase (decrease) in net assets from operations	601,194	694,795	48,495	94,291	44,955
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,622	10,430	—	1,210	—
Transfers for contract benefits and terminations	(374,861)	(459,069)	(39,716)	(202,411)	(41,616)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,309)	(3,645)	(115)	(984)	(137)
Transfers among the sub-accounts and with the
Fixed Account - net	9,655	(87,378)	(13,470)	64,726	(2,935)
Increase (decrease) in net assets from contract
transactions	(336,893)	(539,662)	(53,301)	(137,459)	(44,688)
INCREASE (DECREASE) IN NET ASSETS	264,301	155,133	(4,806)	(43,168)	267
NET ASSETS AT BEGINNING OF PERIOD	3,383,367	3,935,744	307,783	1,002,907	282,825
NET ASSETS AT END OF PERIOD	$3,647,668	$4,090,877	$302,977	$959,739	$283,092
UNITS OUTSTANDING
Units outstanding at beginning of period	183,910	214,150	23,573	67,548	7,075
Units issued	8,422	8,708	141	6,367	355
Units redeemed	(24,553)	(34,917)	(3,874)	(15,034)	(1,430)
Units outstanding at end of period	167,779	187,941	19,840	58,881	6,000
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	American	American	Invesco V.I.	Invesco V.I.
	Growth	Franchise	Franchise	American Value	American Value
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,824)	$(4,615)	$(6,644)	$(81,795)	$(13,540)
Net realized gains (losses)	(2,077)	6,000	8,151	1,843,518	178,699
Change in unrealized gains (losses)	113,469	84,603	132,851	(556,661)	(19,579)
Increase (decrease) in net assets from operations	103,568	85,988	134,358	1,205,062	145,580
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	900	—	180	8,275	800
Transfers for contract benefits and terminations	(57,755)	(7,134)	(36,404)	(715,368)	(281,964)
Loans-net	—	—	—	—	—
Contract maintenance charge	(145)	—	(204)	(2,542)	(1,084)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,082)	(1,708)	(3,516)	(142,870)	(20,567)
Increase (decrease) in net assets from contract
transactions	(68,082)	(8,842)	(39,944)	(852,505)	(302,815)
INCREASE (DECREASE) IN NET ASSETS	35,486	77,146	94,414	352,557	(157,235)
NET ASSETS AT BEGINNING OF PERIOD	595,665	227,645	363,971	9,384,082	1,285,435
NET ASSETS AT END OF PERIOD	$631,151	$304,791	$458,385	$9,736,639	$1,128,200
UNITS OUTSTANDING
Units outstanding at beginning of period	27,398	10,380	15,212	258,206	128,059
Units issued	904	19	219	6,720	2,623
Units redeemed	(3,738)	(352)	(1,582)	(29,162)	(31,652)
Units outstanding at end of period	24,564	10,047	13,849	235,764	99,030
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Invesco V.I.			Invesco V.I.
		Discovery Mid	Invesco V.I.	Invesco V.I.	Growth
	Invesco V.I.	Cap Growth	Global	Government	and Income
	Core Equity Fund -	Fund -	Fund -	Securities Fund -	Fund -
	Series II	Series II	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,516)	$(46,455)	$(35,344)	$2,641	$(23,150)
Net realized gains (losses)	14,101	(108,297)	256,073	(27,849)	1,085,215
Change in unrealized gains (losses)	162,832	486,915	406,445	49,880	(234,465)
Increase (decrease) in net assets from operations	167,417	332,163	627,174	24,672	827,600
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,164	11,657	10,303	820	8,005
Transfers for contract benefits and terminations	(95,222)	(253,007)	(461,600)	(156,220)	(1,143,548)
Loans-net	—	—	105	—	625
Contract maintenance charge	(835)	(1,658)	(1,059)	(1,437)	(5,067)
Transfers among the sub-accounts and with the
Fixed Account - net	(55,976)	19,821	(131,401)	23,793	45,484
Increase (decrease) in net assets from contract
transactions	(149,869)	(223,187)	(583,652)	(133,044)	(1,094,501)
INCREASE (DECREASE) IN NET ASSETS	17,548	108,976	43,522	(108,372)	(266,901)
NET ASSETS AT BEGINNING OF PERIOD	851,348	3,123,707	2,194,787	970,729	8,542,816
NET ASSETS AT END OF PERIOD	$868,896	$3,232,683	$2,238,309	$862,357	$8,275,915
UNITS OUTSTANDING
Units outstanding at beginning of period	39,414	204,028	81,364	91,969	283,756
Units issued	268	7,381	580	2,704	8,777
Units redeemed	(6,486)	(22,558)	(19,189)	(15,206)	(43,839)
Units outstanding at end of period	33,196	188,851	62,755	79,467	248,694
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Invesco V.I.	Janus Henderson	Janus Henderson
		Invesco V.I.	Main Street	VIT Balanced	VIT Balanced
	Invesco V.I.	Main Street	Small Cap	Portfolio -	Portfolio -
	High Yield Fund -	Mid Cap Fund® -	Fund® -	Institutional	Service
	Series I	Series II	Series II	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,155	$(30,442)	$(65,899)	$94,495	$4,270
Net realized gains (losses)	(6,542)	(64,333)	148,456	411,120	105,450
Change in unrealized gains (losses)	23,334	334,169	1,403,782	1,408,224	122,007
Increase (decrease) in net assets from operations	29,947	239,394	1,486,339	1,913,839	231,727
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,906	25,726	33,353	610
Transfers for contract benefits and terminations	(39,045)	(191,494)	(949,866)	(975,761)	(184,767)
Loans-net	—	—	—	(1,457)	157
Contract maintenance charge	(73)	(1,692)	(5,049)	(6,449)	(1,343)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,420)	(19,107)	(97,384)	(16,821)	9,389
Increase (decrease) in net assets from contract
transactions	(41,538)	(207,387)	(1,026,573)	(967,135)	(175,954)
INCREASE (DECREASE) IN NET ASSETS	(11,591)	32,007	459,766	946,704	55,773
NET ASSETS AT BEGINNING OF PERIOD	377,473	2,025,803	9,932,109	14,408,759	1,823,022
NET ASSETS AT END OF PERIOD	$365,882	$2,057,810	$10,391,875	$15,355,463	$1,878,795
UNITS OUTSTANDING
Units outstanding at beginning of period	20,462	82,080	262,706	324,245	60,337
Units issued	142	2,598	5,452	5,075	4,444
Units redeemed	(2,372)	(10,417)	(31,624)	(23,721)	(9,945)
Units outstanding at end of period	18,232	74,261	236,534	305,599	54,836

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	VIT Global
	VIT Enterprise	VIT Flexible Bond	VIT Forty	VIT Forty	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(185,422)	$95,831	$(21,765)	$(23,846)	$(44,076)
Net realized gains (losses)	1,362,317	(75,764)	24,118	3,649	657,756
Change in unrealized gains (losses)	1,027,824	113,400	498,006	534,710	1,269,069
Increase (decrease) in net assets from operations	2,204,719	133,467	500,359	514,513	1,882,749
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,579	9,930	—	490	12,259
Transfers for contract benefits and terminations	(1,058,164)	(337,867)	(149,665)	(118,604)	(879,728)
Loans-net	—	(757)	—	—	—
Contract maintenance charge	(6,485)	(1,224)	(209)	(1,111)	(3,712)
Transfers among the sub-accounts and with the
Fixed Account - net	(408,300)	226,819	(74,015)	(35,980)	(112,890)
Increase (decrease) in net assets from contract
transactions	(1,442,370)	(103,099)	(223,889)	(155,205)	(984,071)
INCREASE (DECREASE) IN NET ASSETS	762,349	30,368	276,470	359,308	898,678
NET ASSETS AT BEGINNING OF PERIOD	14,117,116	3,455,051	1,406,610	1,430,415	7,942,283
NET ASSETS AT END OF PERIOD	$14,879,465	$3,485,419	$1,683,080	$1,789,723	$8,840,961
UNITS OUTSTANDING
Units outstanding at beginning of period	249,618	165,234	28,321	30,010	291,157
Units issued	1,854	12,810	16	15	5,730
Units redeemed	(23,639)	(17,088)	(3,669)	(2,724)	(29,093)
Units outstanding at end of period	227,833	160,956	24,668	27,301	267,794
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Janus Henderson	Janus Henderson			Lazard
	VIT Global	VIT Mid	Janus Henderson	Janus Henderson	Retirement
	Research	Cap Value	VIT Overseas	VIT Research	Series Emerging
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Markets Equity
	Service	Service	Service	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,144)	$(14,246)	$(1,323)	$(126,417)	$22,275
Net realized gains (losses)	19,212	77,205	45,625	433,131	1,938
Change in unrealized gains (losses)	51,449	148,920	95,127	3,110,060	101,239
Increase (decrease) in net assets from operations	68,517	211,879	139,429	3,416,774	125,452
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	80	2,813	7,300	25,936	—
Transfers for contract benefits and terminations	(30,893)	(260,910)	(111,134)	(1,475,815)	(48,789)
Loans-net	—	52	105	—	—
Contract maintenance charge	(91)	(2,443)	(1,095)	(4,843)	(189)
Transfers among the sub-accounts and with the
Fixed Account - net	4,811	(25,280)	(182,897)	(83,020)	(2,580)
Increase (decrease) in net assets from contract
transactions	(26,093)	(285,768)	(287,721)	(1,537,742)	(51,558)
INCREASE (DECREASE) IN NET ASSETS	42,424	(73,889)	(148,292)	1,879,032	73,894
NET ASSETS AT BEGINNING OF PERIOD	299,540	2,519,996	1,682,990	8,762,990	635,463
NET ASSETS AT END OF PERIOD	$341,964	$2,446,107	$1,534,698	$10,642,022	$709,357
UNITS OUTSTANDING
Units outstanding at beginning of period	14,497	82,847	115,431	219,126	18,811
Units issued	361	789	4,608	6,885	64
Units redeemed	(1,599)	(10,190)	(24,197)	(29,374)	(1,477)
Units outstanding at end of period	13,259	73,446	95,842	196,637	17,398
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Lazard	Legg Mason	Legg Mason
	Retirement	Partners	Partners Western
	Series	Clearbridge	Asset Variable	LVIP JPMorgan	MFS® VIT
	International	Variable Large	Global High Yield	Small Cap	Growth
	Equity Portfolio -	Cap Value	Bond Portfolio -	Core Fund -	Series -
	Service Class	Portfolio - Class I	Class II	Standard Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(170)	$(9,927)	$99,028	$(624)	$(39,895)
Net realized gains (losses)	(2,226)	353,883	(107,690)	4,617	237,783
Change in unrealized gains (losses)	19,193	183,115	233,482	51,344	551,767
Increase (decrease) in net assets from operations	16,797	527,071	224,820	55,337	749,655
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,783	5,295	—	4,505
Transfers for contract benefits and terminations	(7,006)	(427,300)	(295,367)	(44,996)	(146,560)
Loans-net	—	—	—	—	—
Contract maintenance charge	(47)	(1,315)	(3,681)	(222)	(1,242)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,026)	(5,894)	37,907	(19,431)	(72,755)
Increase (decrease) in net assets from contract
transactions	(9,079)	(431,726)	(255,846)	(64,649)	(216,052)
INCREASE (DECREASE) IN NET ASSETS	7,718	95,345	(31,026)	(9,312)	533,603
NET ASSETS AT BEGINNING OF PERIOD	121,844	4,249,652	2,920,349	529,365	2,297,895
NET ASSETS AT END OF PERIOD	$129,562	$4,344,997	$2,889,323	$520,053	$2,831,498
UNITS OUTSTANDING
Units outstanding at beginning of period	8,659	139,856	170,102	14,132	71,860
Units issued	1	3,348	7,380	34	338
Units redeemed	(608)	(16,540)	(22,109)	(1,692)	(7,670)
Units outstanding at end of period	8,052	126,664	155,373	12,474	64,528
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,225)	$(4,253)	$(67,425)	$(19,886)	$(8,322)
Net realized gains (losses)	96,065	36,103	(166,918)	(100,528)	50,263
Change in unrealized gains (losses)	139,034	28,115	755,038	274,510	113,612
Increase (decrease) in net assets from operations	223,874	59,965	520,695	154,096	155,553
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	483	700	42,661	60	1,843
Transfers for contract benefits and terminations	(37,083)	(62,084)	(314,905)	(134,098)	(30,591)
Loans-net	—	—	—	(4,509)	—
Contract maintenance charge	(719)	(320)	(1,516)	(475)	(378)
Transfers among the sub-accounts and with the
Fixed Account - net	(36,110)	10,061	46,488	(10,215)	3,221
Increase (decrease) in net assets from contract
transactions	(73,429)	(51,643)	(227,272)	(149,237)	(25,905)
INCREASE (DECREASE) IN NET ASSETS	150,445	8,322	293,423	4,859	129,648
NET ASSETS AT BEGINNING OF PERIOD	1,357,010	390,421	4,207,168	1,293,016	763,182
NET ASSETS AT END OF PERIOD	$1,507,455	$398,743	$4,500,591	$1,297,875	$892,830
UNITS OUTSTANDING
Units outstanding at beginning of period	44,245	11,603	110,603	39,382	23,368
Units issued	93	336	3,869	950	198
Units redeemed	(2,173)	(1,796)	(7,782)	(5,153)	(828)
Units outstanding at end of period	42,165	10,143	106,690	35,179	22,738
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT	MFS® VIT II
	Total Return	Total Return	Utilities	Value	High Yield
	Series -	Series -	Series -	Series -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,409	$4,070	$12,831	$(767)	$41,540
Net realized gains (losses)	185,776	74,844	58,002	85,795	(20,770)
Change in unrealized gains (losses)	135,851	51,000	(104,916)	(28,021)	87,559
Increase (decrease) in net assets from operations	341,036	129,914	(34,083)	57,007	108,329
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,352	2,829	80	700	1,955
Transfers for contract benefits and terminations	(183,147)	(110,963)	(109,353)	(65,628)	(65,296)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,544)	(1,882)	(283)	(979)	(1,012)
Transfers among the sub-accounts and with the
Fixed Account - net	(79,871)	24,674	(1,626)	25,049	(2,659)
Increase (decrease) in net assets from contract
transactions	(240,210)	(85,342)	(111,182)	(40,858)	(67,012)
INCREASE (DECREASE) IN NET ASSETS	100,826	44,572	(145,265)	16,149	41,317
NET ASSETS AT BEGINNING OF PERIOD	4,110,101	1,574,653	810,173	976,285	1,056,023
NET ASSETS AT END OF PERIOD	$4,210,927	$1,619,225	$664,908	$992,434	$1,097,340
UNITS OUTSTANDING
Units outstanding at beginning of period	144,786	72,954	16,625	28,212	61,810
Units issued	2,352	3,200	373	1,694	1,139
Units redeemed	(10,229)	(7,088)	(2,855)	(2,904)	(4,909)
Units outstanding at end of period	136,909	69,066	14,143	27,002	58,040
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	MFS® VIT II				Morgan Stanley
	Massachusetts	Morgan Stanley	Morgan Stanley	Morgan Stanley	VIF U.S.
	Investors Growth	VIF Discovery	VIF Growth	VIF Growth	Real Estate
	Stock Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(31,141)	$(7,418)	$(88,052)	$(7,722)	$10,733
Net realized gains (losses)	117,852	(85,321)	(390,997)	(87,038)	(79,646)
Change in unrealized gains (losses)	326,833	281,692	2,636,606	290,944	394,921
Increase (decrease) in net assets from operations	413,544	188,953	2,157,557	196,184	326,008
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,590	83	243	—	5,507
Transfers for contract benefits and terminations	(374,493)	(38,004)	(295,743)	(42,984)	(332,295)
Loans-net	—	—	—	—	52
Contract maintenance charge	(2,126)	(301)	(811)	(178)	(3,400)
Transfers among the sub-accounts and with the
Fixed Account - net	(148,025)	(5,466)	(10,999)	(17,392)	4,221
Increase (decrease) in net assets from contract
transactions	(522,054)	(43,688)	(307,310)	(60,554)	(325,915)
INCREASE (DECREASE) IN NET ASSETS	(108,510)	145,265	1,850,247	135,630	93
NET ASSETS AT BEGINNING OF PERIOD	2,136,073	472,312	4,763,142	461,374	2,750,710
NET ASSETS AT END OF PERIOD	$2,027,563	$617,577	$6,613,389	$597,004	$2,750,803
UNITS OUTSTANDING
Units outstanding at beginning of period	56,057	16,059	113,429	11,853	124,984
Units issued	671	109	1,674	50	3,608
Units redeemed	(13,108)	(1,411)	(7,471)	(1,427)	(17,339)
Units outstanding at end of period	43,620	14,757	107,632	10,476	111,253
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	PIMCO VIT
	International	PIMCO VIT	PIMCO VIT		Putnam VT
	Bond Portfolio	Real Return	Total Return	Putnam VT	International
	(U.S. Dollar-	Portfolio -	Portfolio -	High Yield	Value
	Hedged) -	Institutional	Institutional	Fund -	Fund -
	Institutional Class	Class	Class	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$35,996	$47,806	$230,002	$22,056	$(321)
Net realized gains (losses)	26,031	(51,199)	(404,281)	(21,175)	3,462
Change in unrealized gains (losses)	181,663	70,965	646,886	55,241	165,795
Increase (decrease) in net assets from operations	243,690	67,572	472,607	56,122	168,936
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,031	3,328	27,925	80	3,926
Transfers for contract benefits and terminations	(494,592)	(333,376)	(1,731,171)	(68,022)	(70,386)
Loans-net	105	105	4,105	—	—
Contract maintenance charge	(3,489)	(4,878)	(7,271)	(184)	(374)
Transfers among the sub-accounts and with the
Fixed Account - net	141,318	130,892	166,357	(3,790)	(27,671)
Increase (decrease) in net assets from contract
transactions	(333,627)	(203,929)	(1,540,055)	(71,916)	(94,505)
INCREASE (DECREASE) IN NET ASSETS	(89,937)	(136,357)	(1,067,448)	(15,794)	74,431
NET ASSETS AT BEGINNING OF PERIOD	3,570,666	3,412,322	12,047,412	580,603	1,016,459
NET ASSETS AT END OF PERIOD	$3,480,729	$3,275,965	$10,979,964	$564,809	$1,090,890
UNITS OUTSTANDING
Units outstanding at beginning of period	218,128	236,791	756,773	24,495	56,450
Units issued	13,094	11,735	28,028	1,043	9,798
Units redeemed	(33,099)	(25,808)	(120,275)	(3,974)	(14,331)
Units outstanding at end of period	198,123	222,718	664,526	21,564	51,917
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Rydex VT
	Guggenheim		T. Rowe Price	T. Rowe Price
	Long Short	Rydex VT	All-Cap	Blue Chip Growth	T. Rowe Price
	Equity	NASDAQ-100®	Opportunities	Portfolio -	Equity Income
	Fund	Fund	Portfolio	Class II	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,357)	$(16,544)	$(54,814)	$(76,613)	$34,722
Net realized gains (losses)	7,606	58,975	349,847	472,894	327,885
Change in unrealized gains (losses)	23,127	380,586	734,571	1,484,184	139,656
Increase (decrease) in net assets from operations	27,376	423,017	1,029,604	1,880,465	502,263
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	810	—	55,465	6,552	47,230
Transfers for contract benefits and terminations	(37,942)	(100,931)	(214,191)	(774,583)	(569,715)
Loans-net	—	—	—	—	625
Contract maintenance charge	(229)	(152)	(856)	(4,073)	(2,358)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,858)	(8,288)	(99,945)	(658,118)	120,491
Increase (decrease) in net assets from contract
transactions	(39,219)	(109,371)	(259,527)	(1,430,222)	(403,727)
INCREASE (DECREASE) IN NET ASSETS	(11,843)	313,646	770,077	450,243	98,536
NET ASSETS AT BEGINNING OF PERIOD	268,229	870,013	3,892,798	4,605,758	6,741,446
NET ASSETS AT END OF PERIOD	$256,386	$1,183,659	$4,662,875	$5,056,001	$6,839,982
UNITS OUTSTANDING
Units outstanding at beginning of period	17,624	29,014	85,435	135,449	182,683
Units issued	174	30	4,089	1,282	6,389
Units redeemed	(2,695)	(2,567)	(9,086)	(35,312)	(16,891)
Units outstanding at end of period	15,103	26,477	80,438	101,419	172,181
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				VanEck VIP
	T. Rowe Price	T. Rowe Price	T. Rowe Price	Emerging	VanEck VIP
	Equity Income	International	Mid-Cap	Markets	Global Resources
	Portfolio -	Stock	Growth	Fund -	Fund -
	Class II	Portfolio	Portfolio	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,225	$(14,685)	$(107,729)	$13,529	$10,365
Net realized gains (losses)	362,193	(18,718)	508,833	(49,134)	1,860
Change in unrealized gains (losses)	83,347	355,736	755,467	88,857	(65,758)
Increase (decrease) in net assets from operations	466,765	322,333	1,156,571	53,252	(53,533)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,032	41,522	17,626	4,990	4,427
Transfers for contract benefits and terminations	(752,171)	(187,368)	(554,998)	(84,068)	(108,451)
Loans-net	—	—	—	105	105
Contract maintenance charge	(5,541)	(574)	(2,994)	(488)	(564)
Transfers among the sub-accounts and with the
Fixed Account - net	126,600	(93,656)	(45,027)	(18,510)	(19,996)
Increase (decrease) in net assets from contract
transactions	(624,080)	(240,076)	(585,393)	(97,971)	(124,479)
INCREASE (DECREASE) IN NET ASSETS	(157,315)	82,257	571,178	(44,719)	(178,012)
NET ASSETS AT BEGINNING OF PERIOD	6,555,382	2,358,174	6,672,459	738,080	1,030,646
NET ASSETS AT END OF PERIOD	$6,398,067	$2,440,431	$7,243,637	$693,361	$852,634
UNITS OUTSTANDING
Units outstanding at beginning of period	236,852	158,813	111,876	30,887	41,515
Units issued	11,543	5,412	813	293	757
Units redeemed	(33,865)	(19,423)	(9,750)	(4,278)	(5,975)
Units outstanding at end of period	214,530	144,802	102,939	26,902	36,297
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company (“ALIC”), whereby ALIC agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. ALIC subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
The obligations of Prudential under the Sub-contracting Agreement are to ELIC and ELIC continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.
Lincoln Benefit issued six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner, and LBL Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alger Capital Appreciation Portfolio - Class I-2	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
Alger Capital Appreciation Portfolio - Class S	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2
Alger Growth & Income Portfolio - Class I-2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class
Alger Large Cap Growth Portfolio - Class I-2	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2
Alger Mid Cap Growth Portfolio - Class I-2	Fidelity® VIP Government Money Market Portfolio - Initial Class
Alger Small Cap Growth Portfolio - Class I-2	Fidelity® VIP Government Money Market Portfolio - Service Class 2
Allspring VT Discovery SMID Cap Growth Fund - Class 2	Fidelity® VIP Growth Portfolio - Initial Class
Allspring VT Opportunity Fund - Class 2	Fidelity® VIP Growth Portfolio - Service Class 2
DWS Core Equity VIP - Class A	Fidelity® VIP Index 500 Portfolio - Initial Class
DWS CROCI® International VIP - Class A	Fidelity® VIP Index 500 Portfolio - Service Class 2
DWS Equity 500 Index VIP - Class B	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
DWS Global Income Builder VIP - Class A	Fidelity® VIP Overseas Portfolio - Initial Class
DWS Global Small Cap VIP - Class A	Fidelity® VIP Overseas Portfolio - Service Class 2
DWS Small Cap Index VIP - Class B	Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Federated Hermes Fund for U.S. Government Securities II	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
Federated Hermes High Income Bond Fund II - Primary Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
Federated Hermes Managed Volatility Fund II - Primary Shares	Invesco Oppenheimer V.I. International Growth Fund - Series II
Fidelity® VIP Asset Manager Portfolio - Initial Class	Invesco V.I. American Franchise Fund - Series I
Fidelity® VIP Asset Manager Portfolio - Service Class 2	Invesco V.I. American Franchise Fund - Series II

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. American Value Fund - Series I	MFS® VIT New Discovery Series - Initial Class
Invesco V.I. American Value Fund - Series II	MFS® VIT New Discovery Series - Service Class
Invesco V.I. Core Equity Fund - Series II	MFS® VIT Research Series - Initial Class
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	MFS® VIT Total Return Series - Initial Class
Invesco V.I. Global Fund - Series II	MFS® VIT Total Return Series - Service Class
Invesco V.I. Government Securities Fund - Series II	MFS® VIT Utilities Series - Service Class
Invesco V.I. Growth and Income Fund - Series II	MFS® VIT Value Series - Service Class
Invesco V.I. High Yield Fund - Series I	MFS® VIT II High Yield Portfolio - Service Class
Invesco V.I. Main Street Mid Cap Fund® - Series II	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class
Invesco V.I. Main Street Small Cap Fund® - Series II	Morgan Stanley VIF Discovery Portfolio - Class I
Janus Henderson VIT Balanced Portfolio - Institutional Shares	Morgan Stanley VIF Growth Portfolio - Class I
Janus Henderson VIT Balanced Portfolio - Service Shares	Morgan Stanley VIF Growth Portfolio - Class II
Janus Henderson VIT Enterprise Portfolio - Institutional Shares	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II*
Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
Janus Henderson VIT Forty Portfolio - Institutional Shares	PIMCO VIT Real Return Portfolio - Institutional Class
Janus Henderson VIT Forty Portfolio - Service Shares	PIMCO VIT Total Return Portfolio - Institutional Class
Janus Henderson VIT Global Research Portfolio - Institutional Shares	Putnam VT High Yield Fund - Class IB
Janus Henderson VIT Global Research Portfolio - Service Shares	Putnam VT International Value Fund - Class IB
Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	Rydex VT Guggenheim Long Short Equity Fund*
Janus Henderson VIT Overseas Portfolio - Service Shares	Rydex VT NASDAQ-100® Fund
Janus Henderson VIT Research Portfolio - Institutional Shares	T. Rowe Price All-Cap Opportunities Portfolio
Lazard Retirement Series Emerging Markets Equity Portfolio - Service Shares	T. Rowe Price Blue Chip Growth Portfolio - Class II
Lazard Retirement Series International Equity Portfolio - Service Class	T. Rowe Price Equity Income Portfolio
Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I	T. Rowe Price Equity Income Portfolio - Class II
Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	T. Rowe Price International Stock Portfolio
LVIP JPMorgan Small Cap Core Fund - Standard Class	T. Rowe Price Mid-Cap Growth Portfolio
MFS® VIT Growth Series - Initial Class	VanEck VIP Emerging Markets Fund - Initial Class
MFS® VIT Investors Trust Series - Initial Class	VanEck VIP Global Resources Fund - Initial Class
MFS® VIT Investors Trust Series - Service Class
(*) See Note 2 for disclosure of changes in sub-accounts.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 3: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, chief legal officer, and business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.
Subsequent Event - Subsequent events were evaluated through April 1, 2025.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2024.

There was no sub-account opened during the year ended December 31, 2024.

The following sub-accounts were closed during the year ended December 31, 2024.

Date:	Fund name:
August 16, 2024	Rydex VT Guggenheim Long Short Equity Fund
December 6, 2024	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II
There was no sub-account name changes occurred during the year ended December 31, 2024.
There was no sub-account merged during the year ended December 31, 2024.

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code.
The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2024 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Contracts in Payout (Annuitization) Period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 3.50% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts that are not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.
New Accounting Pronouncements Improvements to Reportable Segments Disclosure - Effective for the annual reporting period ended December 31, 2024, the Account adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The adoption of the ASU impacted only the financial statement disclosures and did not affect the Account’s net assets or the results of its operations.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets, but are remitted to Lincoln Benefit.
Mortality and Expense Risk Charge - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charge daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and the cost of administering the Contracts. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Administrative Expense Charge - Lincoln Benefit deducts administrative expense charge daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner and LBL Advantage. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions (Classic, Elite, Plus, Select), the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2024 was as follows:

Purchases
Alger Capital Appreciation Portfolio - Class I-2	$146,347
Alger Capital Appreciation Portfolio - Class S	18,177
Alger Growth & Income Portfolio - Class I-2	119,134
Alger Large Cap Growth Portfolio - Class I-2	78,157
Alger Mid Cap Growth Portfolio - Class I-2	105,607
Alger Small Cap Growth Portfolio - Class I-2	54,801
Allspring VT Discovery SMID Cap Growth Fund - Class 2	12,081
Allspring VT Opportunity Fund - Class 2	345,510
DWS Core Equity VIP - Class A	68,617
DWS CROCI® International VIP - Class A	22,239
DWS Equity 500 Index VIP - Class B	108,862
DWS Global Income Builder VIP - Class A	72,737
DWS Global Small Cap VIP - Class A	116,470
DWS Small Cap Index VIP - Class B	7,304
Federated Hermes Fund for U.S. Government Securities II	303,865
Federated Hermes High Income Bond Fund II - Primary Shares	211,100
Federated Hermes Managed Volatility Fund II - Primary Shares	41,729
Fidelity® VIP Asset Manager Portfolio - Initial Class	108,747
Fidelity® VIP Asset Manager Portfolio - Service Class 2	60,772
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	3,734,809
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	1,160,604
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	984,036
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	426,504
Fidelity® VIP Government Money Market Portfolio - Initial Class	4,295,679
Fidelity® VIP Government Money Market Portfolio - Service Class 2	3,773,537
Fidelity® VIP Growth Portfolio - Initial Class	5,127,314
Fidelity® VIP Growth Portfolio - Service Class 2	1,306,123
Fidelity® VIP Index 500 Portfolio - Initial Class	898,712
Fidelity® VIP Index 500 Portfolio - Service Class 2	368,341
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	525,332
Fidelity® VIP Overseas Portfolio - Initial Class	364,237
Fidelity® VIP Overseas Portfolio - Service Class 2	455,636
Goldman Sachs VIT International Equity Insights Fund - Institutional Class	17,686
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	118,876
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	30,063
Invesco Oppenheimer V.I. International Growth Fund - Series II	91,236
Invesco V.I. American Franchise Fund - Series I	499
Invesco V.I. American Franchise Fund - Series II	36,607
Invesco V.I. American Value Fund - Series I	440,628

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. American Value Fund - Series II	$58,619
Invesco V.I. Core Equity Fund - Series II	98,940
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	33,729
Invesco V.I. Global Fund - Series II	195,817
Invesco V.I. Government Securities Fund - Series II	129,947
Invesco V.I. Growth and Income Fund - Series II	844,126
Invesco V.I. High Yield Fund - Series I	31,312
Invesco V.I. Main Street Mid Cap Fund® - Series II	152,487
Invesco V.I. Main Street Small Cap Fund® - Series II	516,128
Janus Henderson VIT Balanced Portfolio - Institutional Shares	1,051,732
Janus Henderson VIT Balanced Portfolio - Service Shares	92,776
Janus Henderson VIT Enterprise Portfolio - Institutional Shares	763,212
Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	550,116
Janus Henderson VIT Forty Portfolio - Institutional Shares	106,864
Janus Henderson VIT Forty Portfolio - Service Shares	149,846
Janus Henderson VIT Global Research Portfolio - Institutional Shares	414,084
Janus Henderson VIT Global Research Portfolio - Service Shares	14,739
Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	194,056
Janus Henderson VIT Overseas Portfolio - Service Shares	84,930
Janus Henderson VIT Research Portfolio - Institutional Shares	423,580
Lazard Retirement Series Emerging Markets Equity Portfolio - Service Shares	45,480
Lazard Retirement Series International Equity Portfolio - Service Class	4,331
Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I	727,291
Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	313,520
LVIP JPMorgan Small Cap Core Fund - Standard Class	53,157
MFS® VIT Growth Series - Initial Class	303,766
MFS® VIT Investors Trust Series - Initial Class	130,370
MFS® VIT Investors Trust Series - Service Class	31,188
MFS® VIT New Discovery Series - Initial Class	69,446
MFS® VIT New Discovery Series - Service Class	20,267
MFS® VIT Research Series - Initial Class	68,639
MFS® VIT Total Return Series - Initial Class	603,701
MFS® VIT Total Return Series - Service Class	145,402
MFS® VIT Utilities Series - Service Class	39,504
MFS® VIT Value Series - Service Class	119,196
MFS® VIT II High Yield Portfolio - Service Class	142,634
MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	203,848
Morgan Stanley VIF Discovery Portfolio - Class I	65,158
Morgan Stanley VIF Growth Portfolio - Class I	91,236
Morgan Stanley VIF Growth Portfolio - Class II	871
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II*	157,309
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	295,981
PIMCO VIT Real Return Portfolio - Institutional Class	257,230
PIMCO VIT Total Return Portfolio - Institutional Class	1,028,957
Putnam VT High Yield Fund - Class IB	47,773
Putnam VT International Value Fund - Class IB	54,757
Rydex VT Guggenheim Long Short Equity Fund*	7,622
Rydex VT NASDAQ-100® Fund	34,761
T. Rowe Price All-Cap Opportunities Portfolio	1,233,194
T. Rowe Price Blue Chip Growth Portfolio - Class II	376,514
T. Rowe Price Equity Income Portfolio	729,091
T. Rowe Price Equity Income Portfolio - Class II	663,673
T. Rowe Price International Stock Portfolio	99,682

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
T. Rowe Price Mid-Cap Growth Portfolio	$716,321
VanEck VIP Emerging Markets Fund - Initial Class	21,766
VanEck VIP Global Resources Fund - Initial Class	33,133
(*) See Note 2 for disclosure of changes in sub-accounts.

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units outstanding, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***    Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Alger Capital Appreciation Portfolio - Class I-2
2024	115	$53.54	-	133.01	$10,343	—%	1.25	-	1.80%	45.48	-	46.29%
2023	131	36.80	-	90.93	8,174	—	1.25	-	1.80	40.59	-	41.36
2022	146	26.18	-	64.32	6,473	—	1.25	-	1.80	(37.65)	-	(37.31)
2021	154	41.99	-	102.61	11,020	—	1.25	-	1.80	17.00	-	17.65
2020	179	35.89	-	87.22	10,917	—	1.25	-	1.80	39.23	-	39.99

	Alger Capital Appreciation Portfolio - Class S
2024	27	79.96	-	97.79	2,597	—	1.35	-	2.30	44.38	-	45.77
2023	37	55.38	-	67.09	2,421	—	1.35	-	2.30	39.53	-	40.86
2022	40	39.69	-	47.63	1,848	—	1.35	-	2.30	(38.13)	-	(37.54)
2021	41	64.16	-	76.25	3,029	—	1.35	-	2.30	16.11	-	17.23
2020	47	55.25	-	65.04	2,934	—	1.35	-	2.30	38.17	-	39.49

	Alger Growth & Income Portfolio - Class I-2
2024	94	31.77	-	61.59	4,516	0.60	1.25	-	1.80	20.46	-	21.13
2023	104	26.37	-	50.85	4,164	1.40	1.25	-	1.80	21.73	-	22.40
2022	110	21.66	-	41.54	3,609	1.39	1.25	-	1.80	(16.49)	-	(16.03)
2021	126	25.94	-	49.48	4,931	1.14	1.25	-	1.80	29.32	-	30.03
2020	138	20.06	-	38.05	4,192	1.40	1.25	-	1.80	12.83	-	13.45

	Alger Large Cap Growth Portfolio - Class I-2
2024	292	15.29	-	63.40	7,960	—	1.25	-	2.30	39.61	-	41.10
2023	351	10.95	-	44.93	6,806	—	1.25	-	2.30	29.65	-	31.03
2022	397	8.45	-	34.29	5,878	—	1.25	-	2.30	(39.42)	-	(15.51)
2021	133	31.04	-	56.60	6,155	—	1.25	-	1.80	9.85	-	10.45
2020	139	28.26	-	51.24	5,911	0.18	1.25	-	1.80	64.05	-	64.96

	Alger Mid Cap Growth Portfolio - Class I-2
2024	310	12.55	-	63.36	8,639	—	1.25	-	2.30	18.29	-	19.56
2023	355	10.61	-	52.99	8,237	—	1.25	-	2.30	20.37	-	21.65
2022	404	8.81	-	43.56	7,685	—	1.25	-	2.30	(36.87)	-	(11.86)
2021	184	35.64	-	69.00	9,307	—	1.25	-	1.80	2.34	-	2.91
2020	211	34.82	-	67.05	10,225	—	1.25	-	1.80	61.70	-	62.59

	Alger Small Cap Growth Portfolio - Class I-2
2024	85	20.21	-	36.82	2,468	0.37	1.25	-	1.80	6.19	-	6.78
2023	97	19.03	-	34.48	2,626	—	1.25	-	1.80	14.42	-	15.05
2022	115	16.64	-	29.97	2,741	—	1.25	-	1.80	(39.12)	-	(38.78)
2021	121	27.32	-	48.96	4,747	—	1.25	-	1.80	(7.74)	-	(7.23)
2020	142	29.62	-	52.78	6,026	1.04	1.25	-	1.80	64.17	-	65.08

	Allspring VT Discovery SMID Cap Growth Fund - Class 2
2024	40	49.58	-	55.26	2,084	—	1.25	-	1.80	16.01	-	16.66
2023	46	42.74	-	47.37	2,073	—	1.25	-	1.80	18.01	-	18.65
2022	50	36.22	-	39.93	1,913	—	1.25	-	1.80	(38.96)	-	(38.62)
2021	55	59.33	-	65.05	3,410	—	1.25	-	1.80	(6.74)	-	(6.22)
2020	65	63.61	-	69.36	4,278	—	1.25	-	1.80	59.75	-	60.63

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Allspring VT Opportunity Fund - Class 2
2024	69	$44.86	-	50.00	$3,229	0.05%	1.25	-	1.80%	12.98	-	13.61%
2023	78	39.70	-	44.01	3,253	—	1.25	-	1.80	24.25	-	24.93
2022	89	31.96	-	35.23	2,962	—	1.25	-	1.80	(22.22)	-	(21.79)
2021	94	41.08	-	45.04	4,042	0.04	1.25	-	1.80	22.55	-	23.23
2020	109	33.52	-	36.55	3,820	0.44	1.25	-	1.80	18.85	-	19.50

	DWS Core Equity VIP - Class A
2024	24	39.00	-	49.47	1,053	0.83	1.25	-	1.80	17.93	-	18.58
2023	29	33.07	-	41.72	1,061	0.96	1.25	-	1.80	23.34	-	24.02
2022	32	26.81	-	33.64	957	0.81	1.25	-	1.80	(17.03)	-	(16.58)
2021	33	32.32	-	40.33	1,156	0.76	1.25	-	1.80	23.07	-	23.74
2020	37	26.26	-	32.59	1,048	1.41	1.25	-	1.80	14.06	-	14.69

	DWS CROCI® International VIP - Class A
2024	38	8.56	-	13.75	399	3.29	1.25	-	1.80	0.62	-	1.17
2023	39	8.51	-	13.59	420	3.33	1.25	-	1.80	16.83	-	17.47
2022	46	7.28	-	11.57	407	3.24	1.25	-	1.80	(14.73)	-	(14.26)
2021	49	8.54	-	13.49	520	2.54	1.25	-	1.80	7.29	-	7.88
2020	63	7.96	-	12.51	601	3.52	1.25	-	1.80	0.78	-	1.34

	DWS Equity 500 Index VIP - Class B
2024	25	56.61	-	64.57	1,555	0.89	1.35	-	1.95	21.74	-	22.48
2023	29	46.50	-	52.72	1,443	0.98	1.35	-	1.95	23.06	-	23.80
2022	28	37.79	-	42.58	1,131	0.85	1.35	-	1.95	(20.20)	-	(19.71)
2021	29	47.35	-	53.04	1,484	1.05	1.35	-	1.95	25.43	-	26.19
2020	30	37.75	-	42.03	1,209	1.04	1.35	-	1.95	15.35	-	16.04

	DWS Global Income Builder VIP - Class A
2024	66	20.33	-	22.66	1,423	3.44	1.25	-	1.80	7.14	-	7.74
2023	87	18.98	-	21.03	1,733	3.29	1.25	-	1.80	12.85	-	13.47
2022	100	16.82	-	18.53	1,771	2.98	1.25	-	1.80	(16.50)	-	(16.04)
2021	119	20.14	-	22.07	2,513	2.39	1.25	-	1.80	8.98	-	9.58
2020	119	18.48	-	20.14	2,289	3.25	1.25	-	1.80	6.35	-	6.93

	DWS Global Small Cap VIP - Class A
2024	52	21.18	-	43.74	1,525	1.38	1.25	-	1.80	3.87	-	4.44
2023	58	20.39	-	41.88	1,645	0.89	1.25	-	1.80	22.35	-	23.02
2022	64	16.66	-	34.04	1,500	0.55	1.25	-	1.80	(25.41)	-	(25.00)
2021	68	22.34	-	45.39	2,138	0.36	1.25	-	1.80	12.89	-	13.51
2020	72	19.79	-	39.99	1,976	0.82	1.25	-	1.80	15.27	-	15.90

	DWS Small Cap Index VIP - Class B
2024	4	42.06	-	49.05	169	0.92	1.35	-	2.05	8.61	-	9.38
2023	4	38.73	-	44.84	189	0.83	1.35	-	2.05	13.96	-	14.77
2022	4	33.98	-	39.07	154	0.62	1.35	-	2.05	(22.50)	-	(21.95)
2021	4	43.85	-	50.06	212	0.57	1.35	-	2.05	11.85	-	12.64
2020	5	39.20	-	44.44	213	0.91	1.35	-	2.05	16.66	-	17.48

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Federated Hermes Fund for U.S. Government Securities II
2024	182	$12.97	-	15.41	$2,736	3.62%	1.25	-	1.80%	(1.22)		(0.68)%
2023	208	13.13	-	15.51	3,126	2.56	1.25	-	1.80	2.34		2.90
2022	220	12.83	-	15.07	3,210	1.88	1.25	-	1.80	(14.11)		(13.63)
2021	235	14.93	-	17.45	3,968	2.03	1.25	-	1.80	(3.79)		(3.26)
2020	249	15.52	-	18.04	4,369	2.43	1.25	-	1.80	3.34		3.91

	Federated Hermes High Income Bond Fund II - Primary Shares
2024	85	25.98	-	28.82	2,501	5.76	1.25	-	1.80	4.36	-	4.94
2023	104	24.89	-	27.46	2,916	5.99	1.25	-	1.80	10.71	-	11.32
2022	123	22.49	-	24.67	3,115	5.66	1.25	-	1.80	(13.35)	-	(12.87)
2021	142	25.95	-	28.32	4,149	4.92	1.25	-	1.80	2.98	-	3.55
2020	155	25.20	-	27.35	4,371	5.79	1.25	-	1.80	3.70	-	4.28

	Federated Hermes Managed Volatility Fund II - Primary Shares
2024	40	19.07	-	23.94	1,004	2.26	1.25	-	1.80	13.48	-	14.11
2023	46	16.80	-	20.98	1,024	1.95	1.25	-	1.80	6.75	-	7.34
2022	55	15.74	-	19.54	1,129	1.87	1.25	-	1.80	(15.29)	-	(14.82)
2021	60	18.58	-	22.95	1,476	1.82	1.25	-	1.80	16.40	-	17.04
2020	67	15.96	-	19.60	1,435	2.60	1.25	-	1.80	(0.87)	-	(0.32)

	Fidelity® VIP Asset Manager Portfolio - Initial Class
2024	91	21.41	-	28.66	2,956	2.42	1.25	-	1.80	6.55	-	7.14
2023	98	20.09	-	26.75	2,936	2.33	1.25	-	1.80	10.93	-	11.54
2022	104	18.11	-	23.98	2,816	2.00	1.25	-	1.80	(16.45)	-	(15.99)
2021	127	21.68	-	28.54	3,983	1.68	1.25	-	1.80	7.96	-	8.55
2020	114	20.08	-	26.29	3,390	1.49	1.25	-	1.80	12.82	-	13.44

	Fidelity® VIP Asset Manager Portfolio - Service Class 2
2024	35	19.11	-	23.37	781	2.01	1.35	-	2.30	5.75	-	6.77
2023	48	18.07	-	21.89	1,002	2.13	1.35	-	2.30	10.08	-	11.14
2022	56	16.42	-	19.70	1,051	1.68	1.35	-	2.30	(17.09)	-	(16.29)
2021	70	19.80	-	23.53	1,563	1.34	1.35	-	2.30	7.17	-	8.20
2020	77	18.47	-	21.75	1,617	1.26	1.35	-	2.30	11.92	-	12.99

	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
2024	360	60.33	-	95.20	30,929	0.18	1.25	-	1.80	31.39	-	32.12
2023	421	45.92	-	72.05	27,409	0.48	1.25	-	1.80	31.08	-	31.80
2022	459	35.03	-	54.67	22,999	0.49	1.25	-	1.80	(27.63)	-	(27.23)
2021	494	48.40	-	75.12	34,217	0.06	1.25	-	1.80	25.56	-	26.25
2020	556	38.55	-	59.51	30,692	0.25	1.25	-	1.80	28.24	-	28.95

	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2
2024	131	54.90	-	69.33	8,742	0.03	1.35	-	2.45	30.19	-	31.64
2023	154	42.17	-	52.67	7,828	0.25	1.35	-	2.45	29.89	-	31.33
2022	180	32.47	-	40.10	6,964	0.25	1.35	-	2.45	(28.28)	-	(27.48)
2021	200	45.27	-	55.30	10,705	0.03	1.35	-	2.45	24.41	-	25.79
2020	233	36.39	-	43.96	9,905	0.08	1.35	-	2.45	27.07	-	28.48

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class
2024	177	$36.43	-	45.86	$9,985	1.72%	1.25	-	1.80%	13.28	-	13.91%
2023	206	32.16	-	40.27	10,538	1.81	1.25	-	1.80	8.68	-	9.28
2022	241	29.59	-	36.85	11,519	1.87	1.25	-	1.80	(6.65)	-	(6.14)
2021	256	31.70	-	39.26	12,999	1.87	1.25	-	1.80	22.67	-	23.34
2020	289	25.84	-	31.83	11,920	1.78	1.25	-	1.80	4.79	-	5.37

	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2
2024	131	27.56	-	35.58	4,355	1.52	1.35	-	2.45	12.24	-	13.50
2023	151	24.55	-	31.35	4,456	1.69	1.35	-	2.45	7.70	-	8.89
2022	172	22.80	-	28.79	4,649	1.61	1.35	-	2.45	(7.55)	-	(6.52)
2021	213	24.66	-	30.80	6,166	1.62	1.35	-	2.45	21.57	-	22.93
2020	249	20.28	-	25.05	5,872	1.61	1.35	-	2.45	3.85	-	5.01

	Fidelity® VIP Government Money Market Portfolio - Initial Class
2024	1,477	9.67	-	12.37	15,979	4.98	1.25	-	2.30	2.69	-	3.79
2023	1,534	9.42	-	11.91	16,108	4.78	1.25	-	2.30	2.50	-	3.59
2022	1,568	9.19	-	11.50	16,189	1.35	1.25	-	2.30	(0.87)	-	0.18
2021	1,483	9.27	-	11.48	15,188	<0.01	1.25	-	2.30	(2.28)	-	(1.23)
2020	1,522	9.48	-	11.62	15,855	0.29	1.25	-	2.30	(1.97)	-	(0.93)

	Fidelity® VIP Government Money Market Portfolio - Service Class 2
2024	803	8.36	-	10.23	7,847	4.72	1.35	-	2.30	2.43	-	3.42
2023	606	8.16	-	9.89	5,744	4.53	1.35	-	2.30	2.25	-	3.23
2022	648	7.98	-	9.58	5,965	1.17	1.35	-	2.30	(1.05)	-	(0.10)
2021	767	8.07	-	9.59	7,073	<0.01	1.35	-	2.30	(2.28)	-	(1.34)
2020	799	8.26	-	9.72	7,481	0.25	1.35	-	2.30	(2.05)	-	(1.11)

	Fidelity® VIP Growth Portfolio - Initial Class
2024	307	42.25	-	79.69	21,832	<0.01	1.25	-	1.80	28.05	-	28.76
2023	341	33.00	-	61.89	19,183	0.13	1.25	-	1.80	33.82	-	34.55
2022	372	24.66	-	45.99	16,107	0.62	1.25	-	1.80	(25.80)	-	(25.39)
2021	385	33.23	-	61.65	22,626	—	1.25	-	1.80	21.02	-	21.68
2020	441	27.46	-	50.66	21,415	0.08	1.25	-	1.80	41.33	-	42.11

	Fidelity® VIP Growth Portfolio - Service Class 2
2024	78	57.02	-	90.13	5,887	—	1.35	-	2.30	27.09	-	28.31
2023	88	44.87	-	70.24	5,190	<0.01	1.35	-	2.30	32.79	-	34.06
2022	98	33.79	-	52.39	4,299	0.35	1.35	-	2.30	(26.37)	-	(25.66)
2021	109	45.88	-	70.48	6,391	—	1.35	-	2.30	20.09	-	21.25
2020	122	38.21	-	58.13	5,971	0.04	1.35	-	2.30	40.27	-	41.61

	Fidelity® VIP Index 500 Portfolio - Initial Class
2024	464	40.29	-	61.59	24,055	1.25	1.25	-	1.80	22.66	-	23.34
2023	521	32.84	-	49.93	21,983	1.46	1.25	-	1.80	23.95	-	24.63
2022	576	26.50	-	40.06	19,522	1.42	1.25	-	1.80	(19.67)	-	(19.23)
2021	643	32.99	-	49.60	26,870	1.25	1.25	-	1.80	26.28	-	26.98
2020	679	26.12	-	39.06	22,508	1.73	1.25	-	1.80	16.13	-	16.77

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity® VIP Index 500 Portfolio - Service Class 2
2024	196	$44.71	-	54.68	$10,310	1.04%	1.35	-	2.30%	21.72	-	22.90%
2023	229	36.73	-	44.49	9,785	1.22	1.35	-	2.30	23.01	-	24.19
2022	271	29.86	-	35.83	9,355	1.19	1.35	-	2.30	(20.28)	-	(19.52)
2021	295	37.46	-	44.52	12,641	0.99	1.35	-	2.30	25.33	-	26.53
2020	363	29.89	-	35.18	12,322	1.56	1.35	-	2.30	15.25	-	16.36

	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2024	251	11.64	-	16.34	3,520	3.20	1.35	-	2.30	(0.83)	-	0.12
2023	288	11.74	-	16.32	4,036	2.41	1.35	-	2.30	3.58	-	4.57
2022	320	11.33	-	15.61	4,294	1.98	1.35	-	2.30	(15.19)	-	(14.38)
2021	365	13.36	-	18.23	5,742	1.78	1.35	-	2.30	(3.16)	-	(2.23)
2020	387	13.80	-	18.64	6,259	2.00	1.35	-	2.30	6.67	-	7.69

	Fidelity® VIP Overseas Portfolio - Initial Class
2024	141	16.48	-	26.30	3,204	1.54	1.25	-	1.80	3.17	-	3.74
2023	168	15.97	-	25.35	3,648	1.01	1.25	-	1.80	18.36	-	19.01
2022	184	13.49	-	21.30	3,383	1.03	1.25	-	1.80	(25.83)	-	(25.42)
2021	190	18.19	-	28.56	4,720	0.50	1.25	-	1.80	17.56	-	18.21
2020	217	15.47	-	24.16	4,590	0.42	1.25	-	1.80	13.55	-	14.18

	Fidelity® VIP Overseas Portfolio - Service Class 2
2024	170	19.03	-	24.65	3,819	1.34	1.35	-	2.30	2.40	-	3.38
2023	188	18.59	-	23.84	4,091	0.79	1.35	-	2.30	17.48	-	18.60
2022	214	15.82	-	20.10	3,936	0.85	1.35	-	2.30	(26.40)	-	(25.70)
2021	219	21.50	-	27.06	5,422	0.31	1.35	-	2.30	16.66	-	17.78
2020	273	18.43	-	22.97	5,765	0.21	1.35	-	2.30	12.70	-	13.78

	Goldman Sachs VIT International Equity Insights Fund - Institutional Class
2024	15	15.28	-	16.07	238	2.38	1.40	-	1.60	4.44	-	4.65
2023	20	14.63	-	15.35	303	2.63	1.40	-	1.60	16.83	-	17.06
2022	24	12.52	-	13.12	308	2.92	1.40	-	1.60	(14.93)	-	(14.76)
2021	29	14.72	-	15.39	443	2.89	1.40	-	1.60	10.39	-	10.61
2020	28	13.33	-	13.91	389	1.62	1.40	-	1.60	5.12	-	5.33

	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
2024	47	16.75	-	18.38	857	0.93	1.35	-	2.30	9.82	-	10.87
2023	59	15.25	-	16.57	960	0.98	1.35	-	2.30	8.88	-	9.92
2022	68	14.01	-	15.08	1,003	0.66	1.35	-	2.30	(12.04)	-	(11.20)
2021	77	15.93	-	16.98	1,289	0.45	1.35	-	2.30	27.96	-	29.19
2020	98	12.45	-	13.14	1,271	0.65	1.35	-	2.30	5.92	-	6.94

	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
2024	6	53.21	-	55.96	319	0.99	1.40	-	1.60	17.15	-	17.39
2023	6	45.42	-	47.67	283	0.97	1.40	-	1.60	17.39	-	17.62
2022	7	38.69	-	40.53	283	0.30	1.40	-	1.60	(20.66)	-	(20.50)
2021	8	48.77	-	50.98	377	0.44	1.40	-	1.60	21.83	-	22.07
2020	8	40.03	-	41.77	350	0.18	1.40	-	1.60	6.86	-	7.07

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco Oppenheimer V.I. International Growth Fund - Series II
2024	22	$22.32	-	25.73	$556	0.35%	1.35	-	1.95%	(3.73)	-	(3.15)%
2023	25	23.19	-	26.56	631	0.29	1.35	-	1.95	18.30	-	19.02
2022	27	19.60	-	22.32	596	—	1.35	-	1.95	(28.58)	-	(28.15)
2021	32	27.44	-	31.06	985	—	1.35	-	1.95	7.98	-	8.64
2020	37	25.41	-	28.59	1,025	0.66	1.35	-	1.95	18.69	-	19.41

	Invesco V.I. American Franchise Fund - Series I
2024	8	37.91	-	43.11	311	—	1.35	-	2.05	32.12	-	33.06
2023	10	28.70	-	32.40	305	—	1.35	-	2.05	38.06	-	39.03
2022	10	20.78	-	23.31	228	—	1.35	-	2.05	(32.52)	-	(32.04)
2021	11	30.80	-	34.29	342	—	1.35	-	2.05	9.64	-	10.42
2020	11	28.09	-	31.06	319	0.07	1.35	-	2.05	39.45	-	40.44

	Invesco V.I. American Franchise Fund - Series II
2024	12	37.70	-	46.11	533	—	1.35	-	2.30	31.47	-	32.74
2023	14	28.68	-	34.74	458	—	1.35	-	2.30	37.40	-	38.71
2022	15	20.87	-	25.04	364	—	1.35	-	2.30	(32.86)	-	(32.22)
2021	16	31.09	-	36.95	574	—	1.35	-	2.30	9.10	-	10.14
2020	19	28.50	-	33.54	604	—	1.35	-	2.30	38.75	-	40.08

	Invesco V.I. American Value Fund - Series I
2024	195	45.48	-	53.84	10,366	0.96	1.25	-	2.05	27.74	-	28.78
2023	236	35.60	-	41.81	9,737	0.63	1.25	-	2.05	13.25	-	14.17
2022	258	31.44	-	36.62	9,384	0.75	1.25	-	2.05	(4.60)	-	(3.82)
2021	279	32.95	-	38.08	10,581	0.48	1.25	-	2.05	25.34	-	26.36
2020	217	26.29	-	30.13	6,581	0.90	1.25	-	2.05	(0.94)	-	(0.13)

	Invesco V.I. American Value Fund - Series II
2024	75	14.21	-	14.69	1,094	0.73	1.35	-	2.25	27.17	-	28.33
2023	99	11.17	-	11.45	1,128	0.38	1.35	-	2.25	12.72	-	13.74
2022	128	9.91	-	10.06	1,285	0.46	1.35	-	2.25	(5.03)	-	(4.17)
2021	144	10.44	-	10.50	1,510	0.23	1.35	-	2.25	4.38	-	5.02
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

	Invesco V.I. Core Equity Fund - Series II
2024	28	29.16		33.60	895	0.47	1.35		2.10	22.66		23.59
2023	33	23.77	-	27.19	869	0.46	1.35	-	2.10	20.52	-	21.43
2022	39	19.73	-	22.39	851	0.63	1.35	-	2.10	(22.41)	-	(21.82)
2021	43	25.42	-	28.64	1,189	0.42	1.35	-	2.10	24.72	-	25.66
2020	58	20.38	-	22.79	1,296	1.05	1.35	-	2.10	11.20	-	12.04

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2024	131	15.44	-	15.96	2,819	—	1.25	-	1.95	21.50	-	22.37
2023	189	13.04	-	29.77	3,233	—	1.25	-	2.00	10.61	-	11.45
2022	204	11.70	-	26.92	3,124	—	1.25	-	2.00	(32.50)	-	(31.99)
2021	222	17.21	-	39.88	4,983	—	1.25	-	2.00	16.43	-	17.32
2020	249	14.67	-	34.25	4,793	—	1.25	-	2.00	37.45	-	46.68

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco V.I. Global Fund - Series II
2024	54	$34.70	-	42.44	$2,190	—%	1.35	-	2.30%	13.12	-	14.21%
2023	63	30.68	-	37.16	2,238	—	1.35	-	2.30	31.38	-	32.64
2022	81	23.35	-	28.02	2,195	—	1.35	-	2.30	(33.49)	-	(32.85)
2021	88	35.11	-	41.73	3,545	—	1.35	-	2.30	12.54	-	13.62
2020	102	31.20	-	36.73	3,627	0.44	1.35	-	2.30	24.43	-	25.62

	Invesco V.I. Government Securities Fund - Series II
2024	63	9.73	-	11.28	681	2.14	1.35	-	2.05	(0.61)	-	0.10
2023	79	9.79	-	11.27	862	1.82	1.35	-	2.05	2.34	-	3.06
2022	92	9.57	-	10.94	971	1.68	1.35	-	2.05	(12.40)	-	(11.78)
2021	99	10.92	-	12.40	1,185	2.18	1.35	-	2.05	(4.42)	-	(3.75)
2020	102	11.43	-	12.88	1,273	2.22	1.35	-	2.05	3.81	-	4.54

	Invesco V.I. Growth and Income Fund - Series II
2024	218	31.70	-	41.47	8,271	1.20	1.25	-	2.30	13.06	-	14.28
2023	249	28.04	-	36.29	8,276	1.27	1.25	-	2.30	9.84	-	11.01
2022	284	25.53	-	32.69	8,543	1.26	1.25	-	2.30	(8.15)	-	(7.17)
2021	318	27.79	-	35.22	10,349	1.32	1.25	-	2.30	25.26	-	26.60
2020	387	22.19	-	27.82	9,970	2.02	1.25	-	2.30	(0.48)	-	0.58

	Invesco V.I. High Yield Fund - Series I
2024	17	21.03	-	23.39	368	5.65	1.35	-	1.80	5.79	-	6.27
2023	18	19.88	-	22.01	366	5.12	1.35	-	1.80	8.21	-	8.69
2022	20	18.38	-	20.25	377	4.34	1.35	-	1.80	(11.17)	-	(10.77)
2021	25	20.69	-	22.70	519	4.68	1.35	-	1.80	2.51	-	2.97
2020	28	20.18	-	22.04	556	5.86	1.35	-	1.80	1.47	-	1.92

	Invesco V.I. Main Street Mid Cap Fund® - Series II
2024	63	27.22	-	33.29	1,993	0.12	1.35	-	2.30	14.11	-	15.21
2023	74	23.86	-	28.90	2,058	0.04	1.35	-	2.30	11.54	-	12.61
2022	82	21.39	-	25.66	2,026	0.07	1.35	-	2.30	(16.41)	-	(15.61)
2021	89	25.58	-	30.41	2,606	0.25	1.35	-	2.30	20.06	-	21.21
2020	107	21.31	-	25.09	2,588	0.48	1.35	-	2.30	6.45	-	7.47

	Invesco V.I. Main Street Small Cap Fund® - Series II
2024	199	38.08	-	55.30	9,722	—	1.25	-	2.30	9.82	-	11.00
2023	237	34.67	-	49.82	10,392	0.92	1.25	-	2.30	15.13	-	16.36
2022	263	30.11	-	42.81	9,932	0.25	1.25	-	2.30	(17.96)	-	(17.08)
2021	289	36.71	-	51.63	13,256	0.18	1.25	-	2.30	19.47	-	20.74
2020	333	30.72	-	42.76	12,719	0.37	1.25	-	2.30	16.90	-	18.15

	Janus Henderson VIT Balanced Portfolio - Institutional Shares
2024	265	36.13	-	60.53	14,964	2.04	1.25	-	1.80	13.36	-	13.99
2023	306	31.87	-	53.11	15,355	2.10	1.25	-	1.80	13.36	-	13.98
2022	324	28.12	-	46.59	14,409	1.20	1.25	-	1.80	(17.89)	-	(17.44)
2021	367	34.24	-	56.43	19,994	0.89	1.25	-	1.80	15.11	-	15.74
2020	413	29.75	-	48.76	19,569	1.80	1.25	-	1.80	12.27	-	12.89

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Henderson VIT Balanced Portfolio - Service Shares
2024	49	$33.01	-	40.37	$1,896	1.72%	1.35	-	2.30%	12.50	-	13.59%
2023	55	29.34	-	35.54	1,879	1.77	1.35	-	2.30	12.51	-	13.59
2022	60	26.08	-	31.29	1,823	0.95	1.35	-	2.30	(18.52)	-	(17.74)
2021	67	32.01	-	38.04	2,447	0.66	1.35	-	2.30	14.24	-	15.33
2020	76	28.02	-	32.98	2,438	1.48	1.35	-	2.30	11.42	-	12.49

	Janus Henderson VIT Enterprise Portfolio - Institutional Shares
2024	197	27.21	-	85.86	14,328	0.75	1.25	-	1.80	13.53	-	14.16
2023	228	23.97	-	75.21	14,879	0.16	1.25	-	1.80	15.97	-	16.61
2022	250	20.67	-	64.50	14,117	0.20	1.25	-	1.80	(17.44)	-	(16.98)
2021	261	25.03	-	77.69	17,934	0.31	1.25	-	1.80	14.75	-	15.38
2020	311	21.82	-	67.34	17,624	0.07	1.25	-	1.80	17.34	-	17.99

	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares
2024	147	18.65	-	22.09	3,171	4.81	1.25	-	1.80	0.13	-	0.68
2023	161	18.63	-	21.94	3,485	4.26	1.25	-	1.80	3.63	-	4.20
2022	165	17.98	-	21.05	3,455	2.42	1.25	-	1.80	(15.20)	-	(14.73)
2021	184	21.20	-	24.69	4,533	2.03	1.25	-	1.80	(2.67)	-	(2.13)
2020	185	21.78	-	25.23	4,677	2.90	1.25	-	1.80	8.51	-	9.11

	Janus Henderson VIT Forty Portfolio - Institutional Shares
2024	22	81.58	-	90.57	1,874	0.11	1.35	-	1.85	26.09	-	26.73
2023	25	64.70	-	71.47	1,683	0.19	1.35	-	1.85	37.39	-	38.08
2022	28	47.09	-	51.76	1,407	0.18	1.35	-	1.85	(34.78)	-	(34.45)
2021	31	72.20	-	78.96	2,377	—	1.35	-	1.85	20.63	-	21.24
2020	34	59.85	-	65.12	2,159	0.28	1.35	-	1.85	36.83	-	37.52

	Janus Henderson VIT Forty Portfolio - Service Shares
2024	21	71.06	-	86.91	1,765	0.01	1.35	-	2.30	25.19	-	26.40
2023	27	56.76	-	68.76	1,790	0.12	1.35	-	2.30	36.47	-	37.78
2022	30	41.59	-	49.90	1,430	0.04	1.35	-	2.30	(35.24)	-	(34.62)
2021	42	64.23	-	76.33	3,076	—	1.35	-	2.30	19.80	-	20.95
2020	48	53.61	-	63.11	2,876	0.17	1.35	-	2.30	35.86	-	37.16

	Janus Henderson VIT Global Research Portfolio - Institutional Shares
2024	232	18.82	-	37.90	9,000	0.75	1.25	-	1.80	21.37	-	22.04
2023	268	15.51	-	31.06	8,841	0.93	1.25	-	1.80	24.52	-	25.21
2022	291	12.45	-	24.81	7,942	1.03	1.25	-	1.80	(20.85)	-	(20.41)
2021	310	15.73	-	31.17	10,838	0.51	1.25	-	1.80	15.98	-	16.62
2020	339	13.57	-	26.72	10,432	0.72	1.25	-	1.80	17.92	-	18.57

	Janus Henderson VIT Global Research Portfolio - Service Shares
2024	12	26.36	-	30.38	378	0.59	1.35	-	1.95	20.86	-	21.60
2023	13	21.81	-	24.98	342	0.77	1.35	-	1.95	24.02	-	24.77
2022	14	17.58	-	20.02	300	0.86	1.35	-	1.95	(21.17)	-	(20.69)
2021	17	22.30	-	25.25	446	0.36	1.35	-	1.95	15.51	-	16.21
2020	18	19.31	-	21.73	409	0.54	1.35	-	1.95	17.44	-	18.15

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Henderson VIT Mid Cap Value Portfolio - Service Shares
2024	61	$31.44	-	38.45	$2,243	0.81%	1.35	-	2.30%	10.21	-	11.27%
2023	73	28.52	-	34.55	2,446	0.94	1.35	-	2.30	8.57	-	9.61
2022	83	26.27	-	31.52	2,520	1.13	1.35	-	2.30	(7.92)	-	(7.04)
2021	101	28.53	-	33.91	3,309	0.30	1.35	-	2.30	16.69	-	17.81
2020	112	24.45	-	28.78	3,119	1.06	1.35	-	2.30	(3.47)	-	(2.54)

	Janus Henderson VIT Overseas Portfolio - Service Shares
2024	91	13.42	-	17.69	1,516	1.30	1.25	-	2.30	3.15	-	4.26
2023	96	13.01	-	16.97	1,535	1.39	1.25	-	2.30	8.06	-	9.21
2022	115	12.04	-	15.54	1,683	1.68	1.25	-	2.30	(10.92)	-	(9.97)
2021	125	13.51	-	17.26	2,022	1.02	1.25	-	2.30	10.70	-	11.88
2020	141	12.20	-	15.42	2,040	1.18	1.25	-	2.30	13.37	-	14.58

	Janus Henderson VIT Research Portfolio - Institutional Shares
2024	172	33.27	-	64.88	12,158	0.03	1.25	-	1.80	32.89	-	33.62
2023	197	25.03	-	48.55	10,642	0.15	1.25	-	1.80	40.63	-	41.40
2022	219	17.80	-	34.34	8,763	0.16	1.25	-	1.80	(31.14)	-	(30.76)
2021	232	25.85	-	49.59	13,518	0.10	1.25	-	1.80	18.19	-	18.84
2020	267	21.87	-	41.73	13,545	0.41	1.25	-	1.80	30.58	-	31.30

	Lazard Retirement Series Emerging Markets Equity Portfolio - Service Shares
2024	12	43.47	-	48.35	540	3.41	1.35	-	1.80	5.50	-	5.98
2023	17	41.21	-	45.62	709	4.80	1.35	-	1.80	20.09	-	20.63
2022	19	34.31	-	37.82	635	3.29	1.35	-	1.80	(16.64)	-	(16.26)
2021	21	41.16	-	45.17	841	1.84	1.35	-	1.80	3.58	-	4.04
2020	22	39.74	-	43.41	870	2.51	1.35	-	1.80	(3.05)	-	(2.61)

	Lazard Retirement Series International Equity Portfolio - Service Class
2024	4	16.07	-	16.91	64	3.07	1.40	-	1.60	3.94	-	4.15
2023	8	15.47	-	16.23	130	1.30	1.40	-	1.60	14.05	-	14.27
2022	9	13.56	-	14.21	122	3.20	1.40	-	1.60	(16.36)	-	(16.19)
2021	11	16.21	-	16.95	179	0.95	1.40	-	1.60	4.15	-	4.36
2020	12	15.57	-	16.24	187	2.21	1.40	-	1.60	6.52	-	6.73

	Legg Mason Partners Clearbridge Variable Large Cap Value Portfolio - Class I
2024	111	24.79	-	40.54	4,047	1.20	1.25	-	2.05	5.86	-	6.73
2023	127	23.42	-	37.99	4,345	1.26	1.25	-	2.05	12.75	-	13.67
2022	140	20.77	-	33.42	4,250	1.28	1.25	-	2.05	(8.33)	-	(7.59)
2021	156	22.66	-	36.16	5,148	0.99	1.25	-	2.05	23.64	-	24.64
2020	180	18.32	-	29.01	4,770	1.38	1.25	-	2.05	3.10	-	3.94

	Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II
2024	130	16.61	-	20.31	2,543	5.61	1.35	-	2.30	4.25	-	5.25
2023	155	15.93	-	19.29	2,889	5.01	1.35	-	2.30	7.45	-	8.48
2022	170	14.82	-	17.79	2,920	5.91	1.35	-	2.30	(15.83)	-	(15.03)
2021	186	17.61	-	20.93	3,775	3.90	1.35	-	2.30	(1.27)	-	(0.32)
2020	193	17.84	-	21.00	3,932	3.58	1.35	-	2.30	4.67	-	5.68

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	LVIP JPMorgan Small Cap Core Fund - Standard Class
2024	8	$44.38	-	46.67	$376	0.67%	1.40	-	1.60%	9.93	-	10.15%
2023	12	40.37	-	42.37	520	1.34	1.40	-	1.60	11.31	-	11.53
2022	14	36.27	-	37.99	529	0.46	1.40	-	1.60	(20.63)	-	(20.47)
2021	16	45.70	-	47.77	738	0.54	1.40	-	1.60	19.46	-	19.70
2020	21	38.25	-	39.91	840	0.97	1.40	-	1.60	11.88	-	12.11

	MFS® VIT Growth Series - Initial Class
2024	51	34.68	-	79.00	2,998	—	1.25	-	1.80	29.11	-	29.82
2023	65	26.86	-	60.85	2,831	—	1.25	-	1.80	33.45	-	34.18
2022	72	20.13	-	45.35	2,298	—	1.25	-	1.80	(32.85)	-	(32.48)
2021	76	29.97	-	67.17	3,582	—	1.25	-	1.80	21.33	-	22.00
2020	90	24.70	-	55.06	3,446	—	1.25	-	1.80	29.51	-	30.22

	MFS® VIT Investors Trust Series - Initial Class
2024	39	35.65	-	48.07	1,643	0.70	1.25	-	1.80	17.38	-	18.03
2023	42	30.37	-	40.72	1,507	0.73	1.25	-	1.80	16.86	-	17.51
2022	44	25.99	-	34.66	1,357	0.67	1.25	-	1.80	(17.98)	-	(17.52)
2021	46	31.68	-	42.02	1,729	0.63	1.25	-	1.80	24.55	-	25.24
2020	64	25.44	-	33.55	1,864	0.64	1.25	-	1.80	11.84	-	12.45

	MFS® VIT Investors Trust Series - Service Class
2024	8	42.14	-	48.35	394	0.43	1.35	-	2.00	16.84	-	17.61
2023	10	36.07	-	41.11	399	0.47	1.35	-	2.00	16.31	-	17.07
2022	12	31.01	-	35.12	390	0.39	1.35	-	2.00	(18.34)	-	(17.81)
2021	12	37.97	-	42.73	489	0.41	1.35	-	2.00	23.99	-	24.80
2020	16	30.36	-	34.24	534	0.42	1.35	-	2.05	11.28	-	12.07

	MFS® VIT New Discovery Series - Initial Class
2024	88	30.53	-	73.14	3,930	—	1.25	-	1.80	4.81	-	5.39
2023	107	29.13	-	69.40	4,501	—	1.25	-	1.80	12.38	-	13.00
2022	111	25.92	-	61.42	4,207	—	1.25	-	1.80	(31.01)	-	(30.63)
2021	110	37.58	-	88.54	5,995	—	1.25	-	1.80	(0.02)	-	0.53
2020	140	37.58	-	88.07	7,404	—	1.25	-	1.80	43.29	-	44.08

	MFS® VIT New Discovery Series - Service Class
2024	29	33.48	-	40.91	1,126	—	1.35	-	2.05	4.25	-	4.99
2023	35	32.11	-	38.97	1,298	—	1.35	-	2.05	11.93	-	12.72
2022	39	28.69	-	34.57	1,293	—	1.35	-	2.05	(31.42)	-	(30.94)
2021	45	41.83	-	50.06	2,151	—	1.35	-	2.05	(0.50)	-	0.20
2020	52	42.04	-	49.96	2,470	—	1.35	-	2.05	42.62	-	43.62

	MFS® VIT Research Series - Initial Class
2024	22	33.06	-	54.23	988	0.60	1.25	-	1.80	16.74	-	17.39
2023	23	28.32	-	46.19	893	0.51	1.25	-	1.80	20.24	-	20.90
2022	23	23.55	-	38.21	763	0.49	1.25	-	1.80	(18.69)	-	(18.24)
2021	27	28.96	-	46.73	1,072	0.54	1.25	-	1.80	22.58	-	23.25
2020	30	23.63	-	37.91	952	0.74	1.25	-	1.80	14.51	-	15.15

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS® VIT Total Return Series - Initial Class
2024	124	$29.66	-	37.39	$4,053	2.50%	1.25	-	1.80%	5.82	-	6.41%
2023	137	28.03	-	35.14	4,211	2.05	1.25	-	1.80	8.48	-	9.08
2022	145	25.84	-	32.21	4,110	1.68	1.25	-	1.80	(11.19)	-	(10.70)
2021	170	29.10	-	36.08	5,471	1.77	1.25	-	1.80	12.08	-	12.70
2020	207	25.96	-	32.01	5,890	2.29	1.25	-	1.80	7.85	-	8.45

	MFS® VIT Total Return Series - Service Class
2024	59	20.52	-	25.91	1,469	2.27	1.35	-	2.45	4.83	-	6.00
2023	69	19.57	-	24.44	1,619	1.82	1.35	-	2.45	7.54	-	8.73
2022	73	18.20	-	22.48	1,575	1.44	1.35	-	2.45	(12.03)	-	(11.05)
2021	88	20.69	-	25.27	2,141	1.60	1.35	-	2.45	11.07	-	12.30
2020	104	18.63	-	22.50	2,241	2.09	1.35	-	2.45	6.85	-	8.04

	MFS® VIT Utilities Series - Service Class
2024	13	40.26	-	47.52	696	2.09	1.35	-	2.05	9.06	-	9.83
2023	14	36.92	-	43.27	665	3.30	1.35	-	2.05	(4.32)	-	(3.64)
2022	17	38.59	-	44.90	810	2.20	1.35	-	2.05	(1.57)	-	(0.87)
2021	19	39.20	-	45.30	938	1.47	1.35	-	2.05	11.50	-	12.29
2020	23	35.16	-	40.34	1,024	2.17	1.35	-	2.05	3.47	-	4.20

	MFS® VIT Value Series - Service Class
2024	21	35.71	-	41.41	836	1.42	1.35	-	2.05	9.07	-	9.84
2023	27	32.74	-	37.70	992	1.40	1.35	-	2.05	5.44	-	6.19
2022	28	31.05	-	35.50	976	1.14	1.35	-	2.05	(8.05)	-	(7.41)
2021	32	33.77	-	38.34	1,186	1.14	1.35	-	2.05	22.61	-	23.47
2020	37	27.54	-	31.06	1,118	1.36	1.35	-	2.05	1.12	-	1.83

	MFS® VIT II High Yield Portfolio - Service Class
2024	42	17.15	-	20.98	832	5.44	1.35	-	2.30	4.08	-	5.08
2023	58	16.48	-	19.96	1,097	5.52	1.35	-	2.30	9.92	-	10.97
2022	62	14.99	-	17.99	1,056	5.30	1.35	-	2.30	(12.82)	-	(11.98)
2021	69	17.20	-	20.44	1,346	4.73	1.35	-	2.30	0.73	-	1.69
2020	77	17.07	-	20.10	1,476	5.44	1.35	-	2.30	2.45	-	3.44

	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class
2024	34	45.35	-	55.47	1,829	0.13	1.35	-	2.30	13.32	-	14.41
2023	44	40.02	-	48.48	2,028	0.05	1.35	-	2.30	20.89	-	22.04
2022	56	33.11	-	39.73	2,136	—	1.35	-	2.30	(21.29)	-	(20.53)
2021	59	42.06	-	49.99	2,827	0.03	1.35	-	2.30	22.79	-	23.96
2020	71	34.26	-	40.33	2,748	0.22	1.35	-	2.30	19.41	-	20.55

	Morgan Stanley VIF Discovery Portfolio - Class I
2024	13	55.93	-	58.82	780	—	1.40	-	1.60	39.57	-	39.85
2023	15	40.07	-	42.06	618	—	1.40	-	1.60	42.06	-	42.34
2022	16	28.21	-	29.55	472	—	1.40	-	1.60	(63.55)	-	(63.48)
2021	21	77.39	-	80.91	1,681	—	1.40	-	1.60	(12.47)	-	(12.30)
2020	24	88.42	-	92.25	2,193	—	1.40	-	1.60	148.31	-	148.80

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Morgan Stanley VIF Growth Portfolio - Class I
2024	94	$79.98	-	92.59	$8,308	—%	1.35	-	2.05%	43.59	-	44.61%
2023	108	55.70	-	64.03	6,613	—	1.35	-	2.05	45.65	-	46.67
2022	113	38.24	-	43.65	4,763	—	1.35	-	2.05	(60.88)	-	(60.61)
2021	126	97.76	-	110.82	13,498	—	1.35	-	2.05	(1.94)	-	(1.25)
2020	139	99.70	-	112.22	15,055	—	1.35	-	2.05	112.89	-	114.38

	Morgan Stanley VIF Growth Portfolio - Class II
2024	8	70.12	-	84.85	622	—	1.35	-	2.25	42.92	-	44.22
2023	10	49.06	-	58.83	597	—	1.35	-	2.25	45.01	-	46.33
2022	12	33.83	-	40.21	461	—	1.35	-	2.25	(61.06)	-	(60.70)
2021	15	86.88	-	102.31	1,468	—	1.35	-	2.25	(2.38)	-	(1.50)
2020	17	89.00	-	103.87	1,666	—	1.35	-	2.25	111.92	-	113.84

	Morgan Stanley VIF U.S. Real Estate Portfolio - Class II (sub-account liquidated on December 6, 2024)
2024	—	23.88	-	38.96	—	2.43	1.35	-	2.30	12.68	-	13.70
2023	111	21.19	-	34.27	2,751	1.96	1.35	-	2.30	11.62	-	12.68
2022	125	18.99	-	30.41	2,751	0.96	1.35	-	2.30	(28.88)	-	(28.20)
2021	129	26.70	-	42.35	3,964	1.79	1.35	-	2.30	36.25	-	37.56
2020	174	19.60	-	30.79	3,900	2.58	1.35	-	2.30	(19.00)	-	(18.22)

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
2024	169	14.95	-	20.02	3,086	3.59	1.25	-	2.30	3.04	-	4.15
2023	198	14.51	-	19.23	3,481	2.58	1.25	-	2.30	6.53	-	7.66
2022	218	13.62	-	17.86	3,571	1.48	1.25	-	2.30	(12.20)	-	(11.27)
2021	244	15.52	-	20.12	4,521	1.58	1.25	-	2.30	(4.20)	-	(3.17)
2020	253	16.20	-	20.78	4,835	5.86	1.25	-	2.30	3.14	-	4.25

	PIMCO VIT Real Return Portfolio - Institutional Class
2024	200	12.58	-	16.35	2,964	2.62	1.35	-	2.30	(0.22)	-	0.75
2023	223	12.60	-	16.23	3,276	2.99	1.35	-	2.30	1.31	-	2.28
2022	237	12.44	-	15.87	3,412	6.99	1.35	-	2.30	(13.91)	-	(13.09)
2021	273	14.45	-	18.25	4,518	4.93	1.35	-	2.30	3.17	-	4.16
2020	305	14.01	-	17.53	4,856	1.41	1.35	-	2.30	9.16	-	10.21

	PIMCO VIT Total Return Portfolio - Institutional Class
2024	572	12.96	-	17.86	9,551	4.03	1.25	-	2.30	0.18	-	1.25
2023	665	12.93	-	17.64	10,980	3.56	1.25	-	2.30	3.52	-	4.62
2022	757	12.49	-	16.86	12,047	2.59	1.25	-	2.30	(16.26)	-	(15.36)
2021	866	14.92	-	19.93	16,280	1.82	1.25	-	2.30	(3.52)	-	(2.49)
2020	974	15.46	-	20.43	18,750	2.13	1.25	-	2.30	6.17	-	7.30

	Putnam VT High Yield Fund - Class IB
2024	20	25.34	-	29.21	551	5.68	1.35	-	1.95	5.76	-	6.40
2023	22	23.96	-	27.45	565	5.45	1.35	-	1.95	9.97	-	10.63
2022	24	21.79	-	24.81	581	5.24	1.35	-	1.95	(13.31)	-	(12.79)
2021	26	25.14	-	28.45	721	4.90	1.35	-	1.95	2.94	-	3.56
2020	30	24.42	-	27.48	802	5.75	1.35	-	1.95	3.16	-	3.79

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Putnam VT International Value Fund - Class IB
2024	40	$19.30	-	23.24	$885	2.61%	1.25	-	1.95%	3.16	-	3.90%
2023	52	18.70	-	22.37	1,091	1.49	1.25	-	1.95	16.38	-	17.21
2022	56	16.07	-	19.09	1,016	1.95	1.25	-	1.95	(8.61)	-	(7.96)
2021	46	17.59	-	20.74	910	2.05	1.25	-	1.95	12.71	-	13.51
2020	53	15.60	-	18.27	917	2.44	1.25	-	1.95	1.92	-	2.65

	Rydex VT Guggenheim Long Short Equity Fund (sub-account liquidated on August 16, 2024)
2024	—	14.93	-	23.38	—	0.14	1.35	-	2.30	6.57	-	7.21
2023	15	14.01	-	21.81	256	0.26	1.35	-	2.30	10.18	-	11.24
2022	22	12.71	-	19.61	268	0.49	1.35	-	2.30	(16.34)	-	(15.54)
2021	22	15.20	-	23.21	392	0.65	1.35	-	2.30	20.97	-	22.13
2020	25	12.56	-	19.01	362	0.78	1.35	-	2.30	2.53	-	3.51

	Rydex VT NASDAQ-100® Fund
2024	25	70.86	-	79.75	1,350	0.21	1.35	-	1.85	21.61	-	22.23
2023	26	58.27	-	65.25	1,184	—	1.35	-	1.85	50.41	-	51.16
2022	31	37.91	-	43.17	870	—	1.35	-	1.95	(35.42)	-	(35.03)
2021	31	58.70	-	66.44	1,442	—	1.35	-	1.95	23.11	-	23.85
2020	36	47.68	-	53.65	1,364	0.29	1.35	-	1.95	42.15	-	43.01

	T. Rowe Price All-Cap Opportunities Portfolio
2024	78	58.85	-	82.44	5,529	0.07	1.25	-	1.80	22.91	-	23.60
2023	80	47.88	-	66.70	4,663	0.25	1.25	-	1.80	26.67	-	27.37
2022	85	37.80	-	52.37	3,893	—	1.25	-	1.80	(22.91)	-	(22.48)
2021	89	49.03	-	67.56	5,263	—	1.25	-	1.80	18.64	-	19.30
2020	115	41.33	-	56.63	5,609	—	1.25	-	1.80	41.80	-	42.58

	T. Rowe Price Blue Chip Growth Portfolio - Class II
2024	75	54.97	-	69.41	4,986	—	1.35	-	2.45	31.86	-	33.34
2023	101	41.68	-	52.05	5,056	—	1.35	-	2.45	45.35	-	46.96
2022	135	28.68	-	35.42	4,606	—	1.35	-	2.45	(40.16)	-	(39.49)
2021	131	47.92	-	58.54	7,371	—	1.35	-	2.45	14.47	-	15.75
2020	156	41.86	-	50.57	7,580	—	1.35	-	2.45	30.66	-	32.11

	T. Rowe Price Equity Income Portfolio
2024	148	40.17	-	49.08	6,457	1.80	1.25	-	1.80	9.70	-	10.31
2023	172	36.62	-	44.49	6,840	2.09	1.25	-	1.80	7.59	-	8.18
2022	183	34.04	-	41.13	6,741	1.87	1.25	-	1.80	(5.06)	-	(4.54)
2021	192	35.85	-	43.08	7,453	1.55	1.25	-	1.80	23.31	-	23.99
2020	218	29.07	-	34.75	6,833	2.33	1.25	-	1.80	(0.62)	-	(0.07)

	T. Rowe Price Equity Income Portfolio - Class II
2024	183	27.82	-	34.02	5,984	1.60	1.35	-	2.30	8.82	-	9.87
2023	215	25.56	-	30.96	6,398	1.87	1.35	-	2.30	6.82	-	7.84
2022	237	23.93	-	28.71	6,555	1.62	1.35	-	2.30	(5.79)	-	(4.88)
2021	293	25.40	-	30.19	8,519	1.36	1.35	-	2.30	22.36	-	23.53
2020	348	20.76	-	24.44	8,211	2.09	1.35	-	2.30	(1.35)	-	(0.41)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	T. Rowe Price International Stock Portfolio
2024	96	$14.14	-	21.75	$1,652	0.79%	1.25	-	1.80%	1.40	-	1.96%
2023	145	13.95	-	21.33	2,440	0.97	1.25	-	1.80	14.17	-	14.80
2022	160	12.22	-	18.58	2,358	0.78	1.25	-	1.80	(17.31)	-	(16.86)
2021	160	14.78	-	22.35	2,865	0.59	1.25	-	1.80	(0.49)	-	0.06
2020	160	14.85	-	22.33	2,867	0.56	1.25	-	1.80	12.41	-	13.03

	T. Rowe Price Mid-Cap Growth Portfolio
2024	89	61.50	-	104.04	6,743	—	1.25	-	1.80	7.36	-	7.95
2023	103	57.29	-	96.38	7,244	—	1.25	-	1.80	17.83	-	18.47
2022	119	48.62	-	81.35	6,672	—	1.25	-	1.80	(23.96)	-	(23.54)
2021	119	63.94	-	106.40	9,407	—	1.25	-	1.80	12.80	-	13.42
2020	134	56.68	-	93.80	9,288	—	1.25	-	1.80	21.60	-	22.27

	VanEck VIP Emerging Markets Fund - Initial Class
2024	21	21.38	-	27.00	539	1.60	1.35	-	2.45	(1.27)	-	(0.16)
2023	27	21.66	-	27.05	693	3.50	1.35	-	2.45	7.11	-	8.30
2022	31	20.22	-	24.98	738	0.28	1.35	-	2.45	(26.21)	-	(25.39)
2021	32	27.41	-	33.48	1,013	0.89	1.35	-	2.45	(14.02)	-	(13.06)
2020	33	31.87	-	38.51	1,228	2.02	1.35	-	2.45	14.39	-	15.67

	VanEck VIP Global Resources Fund - Initial Class
2024	29	19.58	-	23.95	674	2.40	1.35	-	2.30	(5.07)	-	(4.15)
2023	36	20.62	-	24.98	853	2.77	1.35	-	2.30	(5.78)	-	(4.88)
2022	42	21.89	-	26.26	1,031	1.69	1.35	-	2.30	5.92	-	6.93
2021	46	20.66	-	24.56	1,061	0.42	1.35	-	2.30	16.20	-	17.32
2020	50	17.78	-	20.94	992	0.96	1.35	-	2.30	16.39	-	17.51